UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:   4/30

Date of reporting period: 1/31/18

Item 1. Schedule of Investments.

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2018 (unaudited)
Franklin Biotechnology Discovery Fund
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 97.0%
Biotechnology 82.0%
[a] Acadia Pharmaceuticals Inc	United States	1,036,600	$31,004,706
[a] Acceleron Pharma Inc	United States	166,700	6,919,717
[a] Aimmune Therapeutics Inc	United States	171,500	6,038,515
[a] Alexion Pharmaceuticals Inc	United States	892,900	106,540,828
Amgen Inc	United States	253,900	47,238,095
[a] Amicus Therapeutics Inc	United States	933,900	15,147,858
[a,b] AnaptysBio Inc	United States	142,670	15,035,991
[a] Aquinox Pharmaceuticals Inc	Canada	469,500	6,070,635
[a] ARCA biopharma Inc	United States	478,077	788,827
[a,c] ARCA biopharma Inc., wts., 6/16/22	United States	1,338,619	34,372
[a] Argenx SE, ADR	Netherlands	125,500	9,736,290
[a] ARMO BioSciences, Inc	United States	63,400	1,940,040
[a] Array BioPharma Inc	United States	2,559,600	37,933,272
[a] Ascendis Pharma AS, ADR	Denmark	17,700	902,169
[a] Audentes Therapeutics Inc	United States	120,400	4,226,040
[a,b] Aurinia Pharmaceuticals Inc	Canada	575,500	3,050,150
[a] AveXis Inc	United States	112,926	13,972,334
[a] Biogen Inc	United States	236,461	82,243,500
[a] BioMarin Pharmaceutical Inc	United States	410,256	37,017,399
[a] Bluebird Bio Inc	United States	149,900	30,714,510
[a] Calithera Biosciences Inc	United States	275,500	2,204,000
[a,b] Cara Therapeutics Inc	United States	159,600	2,341,332
[a] Celgene Corp	United States	1,047,400	105,954,984
[a] ChemoCentryx Inc	United States	704,447	6,586,580
[a] Clovis Oncology Inc	United States	696,600	42,144,300
[a] Concert Pharmaceuticals Inc	United States	207,400	4,164,592
[a,b] CRISPR Therapeutics AG	Switzerland	274,014	10,763,270
[a] CytomX Therapeutics Inc	United States	125,100	3,346,425
[a,b] DelMar Pharmaceuticals Inc	Canada	388,770	563,716
[a,c] DelMar Pharmaceuticals Inc., wts., 4/12/22	Canada	291,578	35,648
[a] Dynavax Technologies Corp	United States	501,747	8,078,127
[a] Edge Therapeutics Inc	United States	889,946	11,337,912
[a] Enanta Pharmaceuticals Inc	United States	110,500	9,386,975
[a] Epizyme Inc	United States	371,700	6,002,955
[a] Exelixis Inc	United States	673,300	20,407,723
[a] Fate Therapeutics Inc	United States	2,334,677	21,338,948
[a] G1 Therapeutics, Inc	United States	437,126	10,451,683
Gilead Sciences Inc	United States	624,500	52,333,100
[a] GlycoMimetics Inc	United States	747,400	16,809,026
[a] Heron Therapeutics Inc	United States	1,621,623	35,108,138
[a] ImmunoGen Inc	United States	1,041,200	9,558,216
[a] Immunomedics Inc	United States	266,300	4,439,221
[a] Incyte Corp	United States	466,400	42,111,256
[a,c,d] Intarcia Therapeutics Inc., DD	United States	80,195	3,484,900
[a] Iovance Biotherapeutics Inc	United States	1,425,800	22,171,190
[a] Karyopharm Therapeutics Inc	United States	678,054	8,014,598
[a] Loxo Oncology Inc	United States	111,300	11,293,611
[a] MacroGenics Inc	United States	180,200	4,067,114
Merrimack Pharmaceuticals Inc	United States	140,218	1,472,289
[a] Merus BV	Netherlands	230,806	4,332,229
[a] Minerva Neurosciences Inc	United States	426,800	2,731,520
[a] Molecular Templates Inc., wts., 2/12/20	United States	439,500	—

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Biotechnology Discovery Fund (continued)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[a] Natera Inc	United States	392,629	$4,087,268
[a] Neurocrine Biosciences Inc	United States	686,300	58,658,061
[a,b] Nightstar Therapeutics PLC, ADR	United States	70,122	997,836
[a,c] Northwest Biotherapeutics Inc., wts., 2/20/19	United States	223,880	380
[a] OvaScience Inc	United States	250,154	260,160
[a] Pfenex Inc	United States	532,384	1,778,163
[a] ProQR Therapeutics NV.	Netherlands	123,300	394,560
[a,b] Proteostasis Therapeutics Inc	United States	88,600	410,218
[a] Puma Biotechnology Inc	United States	329,300	22,013,705
[a,b] Radius Health Inc	United States	140,100	5,276,166
[a] Regeneron Pharmaceuticals Inc	United States	154,109	56,504,065
[a] REGENXBIO Inc	United States	279,900	7,501,320
[a] Retrophin Inc	United States	355,894	8,509,425
[a] Sage Therapeutics Inc	United States	129,470	24,573,406
[a,b] TG Therapeutics Inc	United States	504,000	5,796,000
[a] Vertex Pharmaceuticals Inc	United States	409,800	68,383,326
[a] vTv Therapeutics Inc., A.	United States	317,100	2,460,696
[a] Xencor Inc	United States	186,632	4,247,744
[a,b] Zymeworks Inc	Canada	295,900	3,902,921
			1,215,346,246
Life Sciences Tools & Services 3.7%
[a] Illumina Inc	United States	233,500	54,321,440
Pharmaceuticals 11.3%
[a] Aclaris Therapeutics Inc	United States	650,734	14,394,236
[a] Agile Therapeutics Inc	United States	1,073,980	3,522,654
[a] Aratana Therapeutics Inc	United States	1,102,000	5,102,260
[a,b] Arcturus Therapeutics Ltd	United States	248,186	1,925,923
[a] BioPharmX Corp	United States	1,991,575	262,888
[a,e] BioPharmX Corp., 144A	United States	1,945,737	256,837
[a,c] BioPharmX Corp., wts., 3/29/21	United States	108,000	699
[a,c] BioPharmX Corp., wts., 11/22/23.	United States	1,679,900	56,357
[a,b] Collegium Pharmaceutical Inc	United States	394,150	9,396,536
[a] Corium International Inc	United States	43,800	558,450
[a] Cymabay Therapeutics Inc	United States	678,300	8,085,336
[a] Dermira Inc	United States	353,100	10,070,412
[a,b] Egalet Corp	United States	1,032,677	978,771
[a,b] Flex Pharma Inc	United States	170,200	702,926
[a] Foamix Pharmaceuticals Ltd	Israel	371,100	2,538,324
[a] GW Pharmaceuticals PLC, ADR	United Kingdom	54,567	7,537,340
[a] Jazz Pharmaceuticals PLC	United States	105,500	15,375,570
[a] Marinus Pharmaceuticals Inc	United States	614,520	4,559,739
[a] The Medicines Co	United States	291,300	9,650,769
[a] Menlo Therapeutics Inc	United States	72,500	2,668,000
[a] Nabriva Therapeutics PLC	Ireland	97,052	627,927
[a] Nektar Therapeutics	United States	35,400	2,959,794
[a] Neos Therapeutics Inc	United States	614,800	6,516,880
[a] Novan Inc	United States	120,969	402,827
[a] Odonate Therapeutics Inc	United States	216,500	4,498,870
[a,c,d] Odonate Therapeutics Inc., Private Placement	United States	187,982	3,650,450
[a] Reata Pharmaceuticals Inc	United States	91,000	2,593,500
[a] Revance Therapeutics Inc	United States	606,200	19,580,260

|2

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Biotechnology Discovery Fund (continued)

		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests (continued)
Pharmaceuticals (continued)
[a,b] TherapeuticsMD Inc	United States	2,847,040	$16,740,595
[a] Zogenix Inc	United States	333,515	12,123,270
			167,338,400
Total Common Stocks and Other Equity Interests
(Cost $821,768,819)			1,437,006,086

Escrows and Litigation Trusts (Cost $2,788,760) 0.1%
[a,c] True North Therapeutics Inc., Escrow Account	United States	759,880	1,379,472
Total Investments before Short Term Investments
(Cost $824,557,579)			1,438,385,558

Short Term Investments 6.5%
Money Market Funds (Cost $42,754,250) 2.9%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 0.96%.	United States	42,754,250	42,754,250
Investments from Cash Collateral Received for Loaned
Securities (Cost $52,477,750) 3.6%
Money Market Funds 3.6%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 0.96%.	United States	52,477,750	52,477,750
Total Investments (Cost $919,789,579) 103.6%			1,533,617,558
Other Assets, less Liabilities (3.6)%			(52,644,461)
Net Assets 100.0%			$1,480,973,097

See Abbreviations on page 74.

aNon-income producing.
bA portion or all of the security is on loan at January 31, 2018.
cFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
dSee Note 5 regarding restricted securities.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2018, the aggregate value of these securities was $256,837, representing less than 0.1% of net assets.
fSee Note 7 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day yield at period end.

|3

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2018 (unaudited)
Franklin Flexible Alpha Bond Fund
	Country	Shares		Value

Management Investment Companies (Cost $4,549,803) 4.1%
Diversified Financials 4.1%
PowerShares Senior Loan Portfolio ETF	United States	196,765		$4,570,851
		Principal
		Amount*

Corporate Bonds 33.9%
Automobiles & Components 0.4%
Delphi Corp., senior bond, 4.15%, 3/15/24	United States	400,000		414,164
Banks 10.9%
[a] Banca Monte dei Paschi di Siena SpA, secured note, Reg S, 2.125%, 11/26/25	Italy	800,000	EUR	1,047,719
[a] Banca Popolare di Milano Scarl, secured note, Reg S, 0.625%, 6/08/23	Italy	1,100,000	EUR	1,351,079
[a] Banco BPM SpA, secured note, Reg S, 0.75%, 3/31/22	Italy	700,000	EUR	875,498
[a] Banco Comercial Portugues SA, secured note, Reg S, 0.75%, 5/31/22	Portugal	900,000	EUR	1,127,489
Bank of America Corp.,
senior bond, 5.50%, 12/04/19	United States	75,000	GBP	114,970
senior note, 3.50%, 4/19/26	United States	600,000		604,802
Bank of Nova Scotia, secured note, 1.875%, 4/26/21	Canada	100,000		97,548
Caixa Geral de Depositos SA,
secured note, 3.00%, 1/15/19	Portugal	1,000,000	EUR	1,279,320
[a] secured note, Reg S, 1.00%, 1/27/22	Portugal	100,000	EUR	126,371
Citigroup Inc.,
senior note, 2.65%, 10/26/20.	United States	450,000		449,054
senior note, 3.40%, 5/01/26	United States	500,000		496,247
HSBC Holdings PLC,
senior note, 4.30%, 3/08/26	United Kingdom	500,000		524,020
senior note, 3.262% to 3/13/22, FRN thereafter, 3/13/23	United Kingdom	400,000		400,720
[b] ICICI Bank Ltd./Dubai, senior note, 144A, 3.80%, 12/14/27	India	300,000		291,036
Industrial & Commercial Bank of China Ltd., senior note, 2.452%, 10/20/21	China	600,000		583,908
Intesa Sanpaolo SpA, senior note, 3.875%, 1/15/19	Italy	500,000		507,212
JPMorgan Chase & Co.,
senior bond, 3.30%, 4/01/26	United States	400,000		395,673
senior note, 2.40%, 6/07/21	United States	400,000		395,302
[b] Kookmin Bank, secured note, 144A, 2.25%, 2/03/21.	South Korea	600,000		583,779
PHH Corp., senior note, 7.375%, 9/01/19	United States	200,000		212,000
Royal Bank of Canada, secured note, 2.10%, 10/14/20	Canada	100,000		98,695
[b] The Toronto-Dominion Bank, secured note, 144A, 2.25%, 3/15/21	Canada	200,000		197,118
Wells Fargo & Co., senior note, 3.00%, 4/22/26	United States	500,000		485,316
				12,244,876
Capital Goods 0.2%
Aircastle Ltd., senior note, 4.125%, 5/01/24	United States	150,000		151,687
TransDigm Inc., senior sub. bond, 6.50%, 7/15/24	United States	30,000		30,938
				182,625
Consumer Durables & Apparel 0.3%
CalAtlantic Group Inc., senior note, 8.375%, 5/15/18	United States	250,000		254,875
KB Home, senior note, 8.00%, 3/15/20	United States	100,000		109,625
				364,500
Consumer Services 0.5%
[b] Wynn Macau Ltd., senior note, 144A, 4.875%, 10/01/24	Macau	525,000		525,331
Diversified Financials 3.5%
Capital One Financial Corp.,
senior note, 3.05%, 3/09/22	United States	600,000		597,318
senior note, 3.20%, 2/05/25	United States	500,000		488,403

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Diversified Financials (continued)
[c] Deutsche Bank AG, senior note, FRN, 2.746%, (3-month USD LIBOR + 1.31%),
8/20/20	Germany	100,000	$101,334
[b] Dexia Credit Local SA, senior note, 144A, 2.375%, 9/20/22	France	250,000	244,190
The Goldman Sachs Group Inc.,
senior note, 3.75%, 5/22/25	United States	400,000	405,450
[c] senior note, FRN, 2.788%, (3-month USD LIBOR + 1.20%), 9/15/20	United States	500,000	509,857
Morgan Stanley,
senior note, 2.65%, 1/27/20	United States	500,000	500,251
senior note, 3.70%, 10/23/24.	United States	500,000	508,706
[b] Protective Life Global Funding, secured note, 144A, 2.615%, 8/22/22.	United States	500,000	487,849
Springleaf Finance Corp., senior note, 6.00%, 6/01/20	United States	60,000	62,325
			3,905,683
Energy 2.6%
CNOOC Finance 2015 USA LLC, senior note, 3.50%, 5/05/25	China	600,000	593,646
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	750,000	826,177
Energy Transfer Partners LP, senior bond, 6.50%, 2/01/42	United States	50,000	57,616
Enterprise Products Operating LLC, senior note, 3.35%, 3/15/23	United States	400,000	404,104
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	50,000	48,628
Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.625%, 4/15/23	United States	450,000	490,849
[b] Sinopec Group Overseas Development 2015 Ltd., senior note, 144A, 2.50%,
4/28/20	China	500,000	495,000
			2,916,020
Food & Staples Retailing 1.3%
Safeway Inc., senior bond, 5.00%, 8/15/19	United States	1,000,000	1,017,500
Walgreen Co., senior bond, 3.10%, 9/15/22.	United States	400,000	397,117
			1,414,617
Food, Beverage & Tobacco 1.5%
Anheuser-Busch Inbev Finance Inc., senior bond, 3.65%, 2/01/26	Belgium	400,000	405,276
Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26	United States	50,000	47,430
[b] Imperial Brands Finance PLC, senior note, 144A, 4.25%, 7/21/25	United Kingdom	600,000	617,606
Kraft Heinz Foods Co., senior note, 3.50%, 7/15/22	United States	450,000	455,044
Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	100,000	104,863
			1,630,219
Health Care Equipment & Services 0.5%
Anthem Inc., senior note, 2.95%, 12/01/22	United States	300,000	297,104
HCA Inc., senior secured bond, first lien, 5.875%, 3/15/22	United States	150,000	161,812
Tenet Healthcare Corp., senior note, 5.50%, 3/01/19	United States	90,000	92,138
[b] Universal Health Services Inc., senior secured note, first lien, 144A, 3.75%,
8/01/19	United States	50,000	50,625
			601,679
Household & Personal Products 0.0%†
Avon Products Inc., senior note, 6.50%, 3/01/19.	United Kingdom	50,000	50,750
Insurance 1.3%
[b] AIG Global Funding,
secured note, 144A, 1.90%, 10/06/21.	United States	50,000	48,223
secured note, 144A, 2.70%, 12/15/21.	United States	100,000	98,927
[b] Athene Global Funding,
secured note, 144A, 2.75%, 4/20/20.	United States	50,000	49,907
secured note, 144A, 3.00%, 7/01/22.	United States	1,050,000	1,028,718

|5

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Insurance (continued)
[b] Jackson National Life Global Funding,
secured note, 144A, 2.25%, 4/29/21.	United States	50,000	$49,038
secured note, 144A, 2.10%, 10/25/21.	United States	25,000	24,339
senior secured note, 144A, 2.50%, 6/27/22	United States	200,000	194,778
			1,493,930
Materials 0.7%
Freeport-McMoRan Inc., senior note, 4.00%, 11/14/21	United States	215,000	218,333
[b] Glencore Funding LLC, senior note, 144A, 3.00%, 10/27/22	Switzerland	100,000	98,442
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	300,000	310,896
[b] Sealed Air Corp., senior bond, 144A, 5.25%, 4/01/23	United States	150,000	160,125
			787,796
Media 0.4%
Time Warner Inc., senior bond, 3.40%, 6/15/22	United States	400,000	403,407
Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Actavis Funding SCS, senior bond, 3.80%, 3/15/25	United States	400,000	402,232
Amgen Inc.,
senior note, 2.60%, 8/19/26	United States	200,000	188,686
senior note, 3.20%, 11/02/27.	United States	550,000	537,535
Baxalta Inc.,
senior note, 2.875%, 6/23/20.	United States	400,000	400,744
senior note, 3.60%, 6/23/22	United States	100,000	101,327
Celgene Corp.,
senior bond, 3.875%, 8/15/25	United States	200,000	204,478
senior bond, 3.45%, 11/15/27	United States	200,000	195,980
			2,030,982
Real Estate 1.2%
[d] American Homes 4 Rent LP, senior bond, 4.25%, 2/15/28	United States	100,000	99,442
American Tower Corp., senior bond, 3.50%, 1/31/23.	United States	400,000	403,313
Crown Castle International Corp., senior note, 3.15%, 7/15/23.	United States	200,000	197,595
Kimco Realty Corp., senior note, 3.30%, 2/01/25	United States	200,000	196,174
Prologis LP, senior note, 4.25%, 8/15/23	United States	200,000	211,879
Realty Income Corp., senior bond, 3.25%, 10/15/22	United States	250,000	251,171
			1,359,574
Retailing 0.5%
[b] Amazon.com Inc., senior note, 144A, 2.40%, 2/22/23	United States	200,000	195,060
[b] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23.	United States	550,000	348,563
			543,623
Semiconductors & Semiconductor Equipment 0.3%
Maxim Integrated Products Inc., senior note, 3.45%, 6/15/27.	United States	300,000	294,963
Software & Services 0.5%
Alibaba Group Holding Ltd., senior note, 2.80%, 6/06/23.	China	200,000	196,161
Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	400,000	412,003
			608,164

|6

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Technology Hardware & Equipment 0.5%
[b] Dell International LLC/EMC Corp., senior secured note, first lien, 144A, 3.48%,
6/01/19	United States	450,000		$454,101
[b] Sanmina Corp., senior note, first lien, 144A, 4.375%, 6/01/19	United States	100,000		102,125
Tech Data Corp., senior bond, 4.95%, 2/15/27	United States	50,000		52,256
				608,482
Telecommunication Services 0.8%
AT&T Inc., senior note, 3.95%, 1/15/25	United States	100,000		101,082
Telefonica Emisiones S.A.U., senior note, 4.103%, 3/08/27	Spain	400,000		407,104
Verizon Communications Inc., senior note, 2.45%, 11/01/22	United States	450,000		437,353
				945,539
Transportation 1.3%
[b] American Airlines Group Inc., senior note, 144A, 5.50%, 10/01/19	United States	530,000		544,575
American Airlines Pass Through Trust, first lien, 2016-2, AA, 3.20%, 6/15/28	United States	47,400		46,630
FedEx Corp., senior bond, 3.20%, 2/01/25	United States	450,000		449,713
[b] Transurban Finance Co. Pty. Ltd., senior secured bond, 144A, 3.375%, 3/22/27	Australia	400,000		384,602
				1,425,520
Utilities 2.9%
Calpine Corp., senior note, 5.375%, 1/15/23	United States	65,000		64,431
[b] Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	200,000		199,873
Dominion Energy Inc.,
senior bond, 3.90%, 10/01/25	United States	50,000		51,382
senior bond, 2.85%, 8/15/26	United States	600,000		570,399
[b,e] EDF SA, junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter, Perpetual	France	700,000		723,131
Kinder Morgan Energy Partners LP, senior bond, 6.50%, 9/01/39	United States	50,000		59,892
The Southern Co., senior bond, 3.25%, 7/01/26	United States	550,000		531,325
[b] State Grid Overseas Investments 2016 Ltd., senior note, 144A, 3.50%, 5/04/27	China	500,000		491,723
[b] Three Gorges Finance I Cayman Islands Ltd., senior note, 144A, 3.70%, 6/10/25 .	China	500,000		503,458
				3,195,614
Total Corporate Bonds (Cost $38,223,374)				37,948,058

Foreign Government and Agency Securities 1.8%
[b] The Export-Import Bank of China,
senior note, 144A, 2.50%, 7/31/19	China	200,000		199,314
senior note, 144A, 3.625%, 7/31/24	China	400,000		406,358
[b,d] The Export-Import Bank of India, senior note, 144A, 3.875%, 2/01/28	India	300,000		298,345
The Export-Import Bank of Korea, senior note, 2.875%, 1/21/25	South Korea	700,000		673,659
Government of Indonesia, senior bond, FR70, 8.375%, 3/15/24	Indonesia	263,000,000	IDR	22,018
Government of Malaysia, senior bond, 3.955%, 9/15/25	Malaysia	900,000	MYR	230,745
[a] United Kingdom Treasury Bond, Reg S, 2.00%, 9/07/25	United Kingdom	85,000	GBP	126,635
Total Foreign Government and Agency Securities
(Cost $1,970,594)				1,957,074

U.S. Government and Agency Securities (Cost $1,395,121)
1.2%
[f] U.S. Treasury Note, Index Linked, 0.25%, 1/15/25	United States	1,395,527		1,367,709
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 44.4%
Banks 0.0%†
[g] Impac Secured Assets Corp., 2004-4, M1, FRN, 2.326%, (1-month USD LIBOR +
0.765%), 2/25/35	United States	47,079		47,231

|7

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financials 44.2%
[b,g] AMMC CLO 21 Ltd., 2017-21A, C, 144A, FRN, 3.487%, (3-month USD LIBOR +
2.10%), 11/02/30	United States	400,000	$401,276
[b,g] Atrium X, 10A, CR, 144A, FRN, 3.672%, (3-month USD LIBOR + 1.95%), 7/16/25.	United States	60,000	60,180
[b,g] Atrium XIII,
2013A, B, 144A, FRN, 2.941%, (3-month USD LIBOR + 1.50%), 11/21/30	United States	2,000,000	2,010,000
2013A, C, 144A, FRN, 3.241%, (3-month USD LIBOR + 1.80%), 11/21/30	United States	600,000	599,928
[b] BAMLL Commercial Mortgage Securities Trust,
2012-PARK, A, 144A, 2.959%, 12/10/30	United States	100,000	99,728
2015-200P, A, 144A, 3.218%, 4/14/33	United States	600,000	599,207
Banc of America Commercial Mortgage Trust, 2015-UBS7, A4, 3.705%, 9/15/48	United States	100,000	103,186
[b,g] Birchwood Park CLO Ltd., 2014-1A, AR, 144A, FRN, 2.90%, (3-
month USD LIBOR + 1.18%), 7/15/26	United States	500,000	502,535
[b,g] BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, C, 144A, FRN, 4.095%, (3-
month USD LIBOR + 2.35%), 7/20/29	United States	60,000	61,430
[b,g] BlueMountain Fuji U.S. CLO II Ltd., 2017-2A, A1A, 144A, FRN, 2.531%,
(3-month USD LIBOR + 1.20%), 10/20/30	United States	250,000	250,032
[b,g] BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, C, 144A, FRN, 3.427%, (3-
month USD LIBOR + 1.70%), 1/15/30	United States	1,000,000	1,003,420
[g] Capital One Multi-Asset Execution Trust, 2004-B3, B3, FRN, 2.289%, (1-
month USD LIBOR + 0.73%), 1/18/22	United States	150,000	150,781
[b,g] Carlyle Global Market Strategies CLO Ltd., 2014-3A, A1AR, 144A, FRN, 2.91%,
(3-month USD LIBOR + 1.15%), 7/27/26	United States	150,000	150,362
[b,g] Carlyle U.S. CLO Ltd.,
2017-2A, B, 144A, FRN, 4.145%, (3-month USD LIBOR + 2.40%), 7/20/31	United States	60,000	60,832
2017-4A, B, 144A, FRN, 3.337%, (3-month USD LIBOR + 1.85%), 1/15/30	United States	600,000	599,928
2017-4A, C, 144A, FRN, 4.287%, (3-month USD LIBOR + 2.80%), 1/15/30	United States	400,000	399,960
[b,g] Cent CLO, 2013-17A, A1, 144A, FRN, 2.678%, (3-month USD LIBOR + 1.30%),
1/30/25	United States	23,532	23,569
[b,h] CGRBS Commercial Mortgage Trust, 2013-VN05, C, 144A, FRN, 3.584%,
3/13/35	United States	450,000	448,266
COMM Mortgage Trust,
[h,i] 2014-UBS4, XA, IO, FRN, 1.217%, 8/10/47.	United States	336,210	17,330
[b] 2015-3BP, A, 144A, 3.178%, 2/10/35	United States	600,000	597,790
[h] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	United States	76,345	83,966
[b] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	30,000	30,143
[b,g] Dryden 31 Senior Loan Fund, 2014-31A, AR, 144A, FRN, 2.814%, (3-
month USD LIBOR + 1.08%), 4/18/26	United States	150,000	150,870
[b,g] Dryden 34 Senior Loan Fund, 2014-34A, AR, 144A, FRN, 2.882%, (3-
month USD LIBOR + 1.16%), 10/15/26	United States	590,000	594,047
[b,g] Dryden 49 Senior Loan Fund, 2017-49A, C, 144A, FRN, 4.084%, (3-
month USD LIBOR + 2.35%), 7/18/30	United States	60,000	60,444
[b,g] Dryden 53 CLO Ltd.,
2017-53A, B, 144A, FRN, 3.105%, (3-month USD LIBOR + 1.40%), 1/15/31	United States	1,000,000	1,004,470
2017-53A, C, 144A, FRN, 3.405%, (3-month USD LIBOR + 1.70%), 1/15/31 .	United States	1,000,000	1,004,890

|8

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financials (continued)
[b,g] Eaton Vance CDO Ltd., 2014-1A, AR, 144A, FRN, 2.922%, (3-month USD LIBOR
+ 1.20%), 7/15/26	United States	24,000	$24,155
[b,h] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.555%,
9/10/35	United States	100,000	101,944
[g] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 3.761%, (1-month USD LIBOR + 2.20%), 2/25/24	United States	534,626	551,026
2014-DN3, M3, FRN, 5.561%, (1-month USD LIBOR + 4.00%), 8/25/24	United States	228,398	250,048
2014-DN4, M3, FRN, 6.111%, (1-month USD LIBOR + 4.55%), 10/25/24	United States	217,191	242,165
2014-HQ2, M2, FRN, 3.761%, (1-month USD LIBOR + 2.20%), 9/25/24.	United States	558,339	576,758
2014-HQ3, M2, FRN, 4.211%, (1-month USD LIBOR + 2.65%), 10/25/24	United States	36,908	36,939
2015-DN1, M3, FRN, 5.711%, (1-month USD LIBOR + 4.15%), 1/25/25	United States	825,460	891,596
2015-DNA1, M2, FRN, 3.411%, (1-month USD LIBOR + 1.85%), 10/25/27	United States	250,000	256,022
2015-DNA1, M3, FRN, 4.861%, (1-month USD LIBOR + 3.30%), 10/25/27	United States	600,000	673,892
2015-DNA2, M2, FRN, 4.161%, (1-month USD LIBOR + 2.60%), 12/25/27	United States	193,131	197,497
2015-DNA2, M3, FRN, 5.461%, (1-month USD LIBOR + 3.90%), 12/25/27	United States	850,000	949,159
2015-DNA3, M2, FRN, 4.411%, (1-month USD LIBOR + 2.85%), 4/25/28.	United States	579,410	599,766
2015-DNA3, M3, FRN, 6.261%, (1-month USD LIBOR + 4.70%), 4/25/28.	United States	250,000	301,263
2015-HQ1, M2, FRN, 3.761%, (1-month USD LIBOR + 2.20%), 3/25/25.	United States	379,962	383,153
2015-HQ1, M3, FRN, 5.361%, (1-month USD LIBOR + 3.80%), 3/25/25.	United States	550,000	595,772
2015-HQ2, M3, FRN, 4.811%, (1-month USD LIBOR + 3.25%), 5/25/25.	United States	500,000	566,379
2015-HQA2, M2, FRN, 4.361%, (1-month USD LIBOR + 2.80%), 5/25/28	United States	391,913	404,798
2016-DNA1, M1, FRN, 3.011%, (1-month USD LIBOR + 1.45%), 7/25/28.	United States	123,478	123,640
2016-DNA1, M3, FRN, 7.111%, (1-month USD LIBOR + 5.55%), 7/25/28.	United States	550,000	663,430
2016-DNA2, M2, FRN, 3.761%, (1-month USD LIBOR + 2.20%), 10/25/28	United States	556,711	563,766
2016-DNA3, M2, FRN, 3.561%, (1-month USD LIBOR + 2.00%), 12/25/28	United States	396,000	403,537
2016-HQA2, M2, FRN, 3.811%, (1-month USD LIBOR + 2.25%), 11/25/28	United States	600,000	615,558
2016-HQA3, M1, FRN, 2.361%, (1-month USD LIBOR + 0.80%), 3/25/29	United States	341,928	342,599
2016-HQA3, M2, FRN, 2.911%, (1-month USD LIBOR + 1.35%), 3/25/29	United States	350,000	356,439
2016-HQA4, M2, FRN, 2.861%, (1-month USD LIBOR + 1.30%), 4/25/29	United States	700,000	711,136
[g] FNMA Connecticut Avenue Securities,
2013-C01, M1, FRN, 3.561%, (1-month USD LIBOR + 2.00%), 10/25/23	United States	20,150	20,283
2014-C02, 1M2, FRN, 4.161%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	820,000	874,918
2014-C02, 2M2, FRN, 4.161%, (1-month USD LIBOR + 2.60%), 5/25/24	United States	38,904	41,313
2014-C03, 1M2, FRN, 4.561%, (1-month USD LIBOR + 3.00%), 7/25/24	United States	950,878	1,020,108
2014-C03, 2M2, FRN, 4.461%, (1-month USD LIBOR + 2.90%), 7/25/24	United States	562,221	600,553
2014-C04, 1M1, FRN, 6.461%, (1-month USD LIBOR + 4.90%), 11/25/24	United States	801,923	919,172
2014-C04, 2M2, FRN, 6.561%, (1-month USD LIBOR + 5.00%), 11/25/24	United States	589,192	665,198
2015-C01, 1M2, FRN, 5.861%, (1-month USD LIBOR + 4.30%), 2/25/25	United States	37,598	41,313
2015-C01, 2M2, FRN, 6.111%, (1-month USD LIBOR + 4.55%), 2/25/25	United States	163,238	177,331
2015-C02, 1M2, FRN, 5.561%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	7,814	8,565
2015-C02, 2M2, FRN, 5.561%, (1-month USD LIBOR + 4.00%), 5/25/25	United States	178,316	192,868
2015-C03, 1M2, FRN, 6.561%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	810,937	921,493
2015-C03, 2M2, FRN, 6.561%, (1-month USD LIBOR + 5.00%), 7/25/25	United States	130,274	144,297
2017-C01, 1B1, FRN, 7.311%, (1-month USD LIBOR + 5.75%), 7/25/29	United States	33,000	39,620
[b] FREMF Mortgage Trust, 2018-K72, B, 144A, 3.992%, 12/25/50	United States	450,000	453,260
[b,g] Gilbert Park CLO Ltd.,
2017-1A, B, 144A, FRN, 2.965%, (3-month USD LIBOR + 1.60%), 10/15/30	United States	3,000,000	3,017,160
2017-1A, D, 144A, FRN, 4.315%, (3-month USD LIBOR + 2.95%), 10/15/30	United States	400,000	402,560
GS Mortgage Securities Trust,
2016-GS3, A4, 2.85%, 10/10/49	United States	600,000	579,435
2017-GS5, A4, 3.674%, 3/10/50	United States	600,000	616,321

|9

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Diversified Financials (continued)
[b,g] Invitation Homes Trust,
2015-SFR1, A, 144A, FRN, 3.009%, (1-month USD LIBOR + 1.45%),
3/17/32	United States	691,911	$693,494
2015-SFR2, A, 144A, FRN, 2.906%, (1-month USD LIBOR + 1.35%),
6/17/32	United States	483,302	484,486
2015-SFR3, A, 144A, FRN, 2.859%, (1-month USD LIBOR + 1.30%),
8/17/32	United States	662,893	666,138
2015-SFR3, D, 144A, FRN, 4.309%, (1-month USD LIBOR + 2.75%),
8/17/32	United States	100,000	100,973
[b,h] J.P. Morgan Chase Commercial Mortgage Securities, 2016-Nine, A, 144A, FRN,
2.854%, 10/06/38	United States	600,000	577,497
[h] JPMBB Commercial Mortgage Securities Trust, 2015-C30, AS, FRN, 4.226%,
7/15/48	United States	450,000	469,593
JPMCC Commercial Mortgage Securities Trust, 2017-JP6, A5, 3.49%, 7/15/50	United States	600,000	607,026
[h,i] JPMDB Commercial Mortgage Securities Trust, 2017-C5, XA, IO, FRN, 1.025%,
3/15/50	United States	199,218	13,681
[b,g] LCM 26 Ltd., 26A, C, 144A, FRN, 3.726%, (3-month USD LIBOR + 1.80%),
1/20/31	United States	400,000	402,344
[b,g] Long Point Park CLO Ltd.,
2017-1A, A2, 144A, FRN, 3.061%, (3-month USD LIBOR + 1.375%), 1/17/30.	United States	1,000,000	999,570
2017-1A, B, 144A, FRN, 3.386%, (3-month USD LIBOR + 1.70%), 1/17/30	United States	1,000,000	999,670
[b] Morgan Stanley Capital I Trust, 2014-150E, A, 144A, 3.912%, 9/09/32	United States	450,000	465,206
[b,g] Neuberger Berman CLO Ltd., 2017-26A, B, 144A, FRN, 2.892%, (3-
month USD LIBOR + 1.50%), 10/18/30	United States	539,475	539,631
[b,g] Octagon Investment Partners 33 Ltd.,
2017-1A, A2, 144A, FRN, 2.901%, (3-month USD LIBOR + 1.50%), 1/20/31	United States	2,000,000	2,007,500
2017-1A, B, 144A, FRN, 3.251%, (3-month USD LIBOR + 1.85%), 1/20/31	United States	500,000	501,970
2017-1A, C, 144A, FRN, 4.151%, (3-month USD LIBOR + 2.75%), 1/20/31	United States	250,000	250,015
[b,g] Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN, 2.543%,
(3-month USD LIBOR + 1.13%), 8/12/26	United States	500,000	502,845
[b,g] Octagon Investment Partners XXIII Ltd.,
2015-1A, A1, 144A, FRN, 3.142%, (3-month USD LIBOR + 1.42%), 7/15/27	United States	18,490	18,652
2015-1A, A2, 144A, FRN, 3.142%, (3-month USD LIBOR + 1.42%), 7/15/27	United States	17,554	17,704
[b,g] Resource Capital Corp. Ltd., 2015-CRE4, A, 144A, FRN, 2.956%, (1-
month USD LIBOR + 1.40%), 8/15/32	United States	2,143	2,142
[b,g] TCI-Flatiron CLO Ltd.,
2017-1A, B, 144A, FRN, 2.627%, (3-month USD LIBOR + 1.56%), 11/17/30	United States	2,000,000	2,008,300
2017-1A, C, 144A, FRN, 2.987%, (3-month USD LIBOR + 1.85%), 11/17/30 .	United States	1,200,000	1,204,692
2017-1A, D, 144A, FRN, 3.277%, (3-month USD LIBOR + 2.75%), 11/17/30	United States	250,000	250,070
[h] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 3.243%, 4/25/45	United States	31,575	31,778
[b] Towd Point Mortgage Trust,
[h] 2015-2, 2A1, 144A, FRN, 3.75%, 11/25/57	United States	535,847	544,722
[h] 2016-3, A1, 144A, FRN, 2.25%, 4/25/56	United States	66,657	65,998
[h] 2016-5, A1, 144A, FRN, 2.50%, 10/25/56	United States	546,236	541,027
[h] 2017-1, A1, 144A, FRN, 2.75%, 10/25/56	United States	574,414	572,075
[h] 2017-4, A1, 144A, FRN, 2.75%, 6/25/57	United States	314,894	312,172
[g] 2017-5, A1, 144A, FRN, 2.161%, (1-month USD LIBOR + 0.60%), 2/25/57	United States	203,794	205,042
[b,g] West CLO Ltd., 2014-1A, A2R, 144A, FRN, 3.084%, (3-month USD LIBOR +
1.35%), 7/18/26	United States	170,000	170,366
			49,413,154

|10

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
		Principal
	Country	Amount*		Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Real Estate 0.1%
[b,g] Colony American Homes, 2015-1A, A, 144A, FRN, 2.754%, (1-month USD LIBOR
+ 1.20%), 7/17/32	United States	103,993		$104,423
[b] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	United States	24,932		24,790
				129,213
Transportation 0.1%
[b] Air Canada 2017-1AA PTT, secured bond, 144A, 3.30%, 7/15/31.	Canada	100,000		98,056
Total Asset-Backed Securities and Commercial Mortgage-
Backed Securities (Cost $49,652,986)				49,687,654

Mortgage-Backed Securities (Cost $282,657) 0.3%
Federal National Mortgage Association (FNMA) Fixed Rate 0.3%
FNMA, 3.50%, 7/01/56	United States	274,778		277,018
Municipal Bonds 0.7%
Cincinnati GO, Various Purpose, Improvement and Refunding, Series A, 5.00%,
12/01/25	United States	100,000		117,746
Citizens Property Insurance Corp. Revenue, Coastal Account, senior secured,
Series A-1, 5.00%, 6/01/22	United States	125,000		139,296
Colorado State Board of Governors University Enterprise System Revenue,
Green Bonds, Series E-2, 5.00%, 3/01/25	United States	100,000		117,905
[d] Orlando Health Obligated Group, 3.777%, 10/01/28	United States	105,000		106,129
Providence St. Joseph Health Obligated Group, 2.746%, 10/01/26	United States	15,000		14,262
San Jose RDA Successor Agency Tax Allocation, Senior, Refunding, Series A-T,
3.226%, 8/01/27	United States	190,000		187,678
Teays Valley Local School District GO, Pickaway Fairfield and Franklin Counties,
Refunding, 4.00%, 12/01/26.	United States	100,000		107,470
Texas State GO, Transportation Commission-Highway Improvement, Series A,
5.00%, 4/01/21	United States	5,000		5,505
Total Municipal Bonds (Cost $788,883)				795,991

	Number of	Notional
	Contracts	Amount*

Options Purchased 0.1%
Puts - Over-the-Counter
Credit Default Swaptions 0.0%†
Buy protection on CDX.NA.HY.29, Premium Rate 5.00%, Strike Price $106.50,
Counterparty BZWS, Expires 4/18/18	1	500,000		2,837
Buy protection on CDX.NA.IG.29, Premium Rate 1.00%, Strike Price $60,
Counterparty BZWS, Expires 3/21/18	1	3,000,000		1,254
Buy protection on CDX.NA.IG.29, Premium Rate 1.00%, Strike Price $60,
Counterparty BZWS, Expires 4/18/18	1	1,500,000		1,139
Buy protection on ITRX.EUR.XOVER.28, Premium Rate 5.00%, Strike Price
237.50 EUR, Counterparty CITI, Expires 4/18/18	1	500,000	EUR	6,398
				11,628

|11

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)
	Number of	Notional
	Contracts	Amount*		Value
Options Purchased (continued)
Puts - Over-the-Counter (continued)
Interest Rate Swaptions 0.1%
Recieve float 3 month USD LIBOR, Pay fixed 2.90%, Expires 10/18/18	1	3,400,000		$57,919
Total Options Purchased (Cost $62,531)				69,547
Total Investments before Short Term Investments
(Cost $96,925,949)				96,673,902

	Country	Shares
Short Term Investments (Cost $15,557,156) 13.9%
Money Market Funds 13.9%
[j,k] Institutional Fiduciary Trust Money Market Portfolio, 0.96%	United States	15,557,156		15,557,156
Total Investments (Cost $112,483,105) 100.4%				112,231,058
Options Written (0.0)%†				(5,699)
TBA Sale Commitments (0.3)%				(302,871)
Other Assets, less Liabilities (0.1)%.				(126,659)
Net Assets 100.0%.				$111,795,829

		Principal
		Amount*
TBA Sale Commitments (Proceeds $331,781) (0.3)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.3)%
[l] FNMA 30 Year, 3.50%, 2/01/48	United States	300,000		$(302,871)

	Number of	Notional
	Contracts	Amount*		Value
Options Written (0.0)%†
Puts - Over-the-Counter
Credit Default Swaptions (0.0)%†
Buy protection on CDX.NA.HY.29, Premium Rate 5.00%, Strike Price $103.50,
Counterparty BZWS, Expires 4/18/18	1	500,000		(1,364)
Buy protection on CDX.NA.IG.29, Premium Rate 1.00%, Strike Price $75,
Counterparty BZWS, Expires 3/21/18	1	3,000,000		(591)
Buy protection on CDX.NA.IG.29, Premium Rate 1.00%, Strike Price $75,
Counterparty BZWS, Expires 4/18/18	1	1,500,000		(580)
Buy protection on ITRX.EUR.XOVER.28, Premium Rate 5.00%, Strike Price 275
EUR, Counterparty CITI, Expires 4/18/18	1	500,000	EUR	(3,164)
Total Options Written (Premiums received $12,586)				$(5,699)

|12

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2018, the aggregate value of these securities was $4,654,791, representing 4.2% of net assets.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2018, the aggregate value of these securities was $40,140,215, representing 35.9% of net assets.
cThe coupon rate shown represents the rate at period end.
dSecurity purchased on a when-issued basis.
ePerpetual security with no stated maturity date.
fPrincipal amount of security is adjusted for inflation.
gThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
hAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
iInvestment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
jSee Note 7 regarding investments in affiliated management investment companies.
kThe rate shown is the annualized seven-day yield at period end.
lSecurity sold on a to-be announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

At January 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/
					Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Interest Rate Contracts
Australian 10 Yr. Bond	Long	20	$2,056,145	3/15/18	$(35,492)
Canadian 10 Yr. Bond	Long	25	2,687,493	3/20/18	(46,846)
Euro-Bund	Short	9	1,774,504	3/08/18	22,600
Long Gilt	Long	8	1,386,582	3/27/18	(22,377)
U.S. Treasury 2 Yr. Note	Short	111	23,669,016	3/29/18	125,488
U.S. Treasury 5 Yr. Note	Short	120	13,765,312	3/29/18	196,583
U.S. Treasury 10 Yr. Note	Short	121	14,710,953	3/20/18	304,523
Total Futures Contracts.					$544,479

*As of period end.

|13

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

At January 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
South Korean Won	RBS	Buy	643,800,000	599,162		2/05/18	$2,698	$—
South Korean Won	RBS	Sell	643,800,000	581,040		2/05/18	—	(20,820)
Mexican Peso	RBS	Buy	18,328,000	943,769		2/09/18	40,266	—
Mexican Peso	RBS	Sell	2,070,000	110,707		2/09/18	—	(432)
Indonesian Rupiah	JPHQ	Buy	4,136,500,000	304,547		2/13/18	4,502	—
Singapore Dollar	RBS	Sell	147,000	107,700		2/13/18	—	(4,400)
Japanese Yen	UBSW	Buy	10,965,074	98,931		2/14/18	1,566	—
Japanese Yen	UBSW	Sell	10,965,074	96,879		2/14/18	—	(3,617)
Polish Zloty	RBS	Buy	800,000	218,311		2/23/18	20,940	—
Swedish Krona	UBSW	Buy	4,200,000	503,785		2/26/18	29,939	—
Canadian Dollar	UBSW	Sell	662,000	519,371		2/28/18	—	(18,982)
Brazilian Real	UBSW	Buy	550,000	165,675		3/09/18	6,325	—
Australian Dollar	UBSW	Sell	658,000	497,211		3/15/18	—	(32,895)
Euro	UBSW	Buy	45,000	55,928		3/26/18	138	—
Euro	UBSW	Sell	447,000	551,115		3/26/18	—	(5,803)
New Zealand Dollar	UBSW	Buy	155,000	108,204		3/27/18	5,959	—
Norwegian Krone	UBSW	Buy	2,720,000	333,330		3/27/18	20,098	—
British Pound	UBSW	Buy	225,000	315,073		3/28/18	4,916	—
British Pound	UBSW	Sell	542,000	728,253		3/28/18	—	(42,562)
Indian Rupee	RBS	Buy	31,200,000	487,881		4/04/18	—	(1,301)
Canadian Dollar	RBS	Sell	91,000	72,713		4/10/18	—	(1,328)
Canadian Dollar	UBSW	Sell	26,000	26,341	AUD	4/16/18	65	—
Japanese Yen	JPHQ	Buy	1,200,000	10,855		4/19/18	186	—
Japanese Yen	JPHQ	Sell	1,200,000	10,840		4/19/18	—	(202)
South Korean Won	RBS	Sell	643,800,000	599,721		5/09/18	—	(3,317)
Japanese Yen	JPHQ	Buy	35,719,260	324,259		12/17/18	10,171	—
Japanese Yen	JPHQ	Sell	35,719,260	324,187		12/17/18	—	(10,243)
British Pound	JPHQ	Sell	86,300	115,081		8/15/19	—	(10,430)
Total Forward Exchange Contracts							$147,769	$(156,332)
Net unrealized appreciation (depreciation)								$(8,563)

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At January 31, 2018, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[d]
Single Name
OlinCorp	(1.00)%	Quarterly		12/20/21	10,000	$(187)	$449	$(636)

|14

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic							Unamortized
	Payment Rate							Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional			Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]		Value	(Receipts)	(Depreciation)	Rating[c]
Centrally Cleared Swap Contracts (continued)
Contracts to Buy Protection[d] (continued)
Traded Index
CDX.NA.HY.29	(5.00)%	Quarterly		12/20/22	30,000		$(2,684)	$(2,003)	$(681)
ITRX.EUR.28	(1.00)%	Quarterly		12/20/22	2,800,000	EUR	(98,827)	(69,869)	(28,958)
Contracts to Sell Protection[d,e]
Traded Index
										Invest-
CDX.NA.IG.29.	1.00%	Quarterly		12/20/22	3,330,000		84,167	65,017	19,150	ment
										Grade
TotalCentrallyClearedSwapContracts							$(17,531)	$(6,406)	$(11,125)
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
TheAESCorp	(5.00)%	Quarterly	JPHQ	6/20/21	30,000		$(4,422)	$(2,259)	$(2,163)
TheAESCorp	(5.00)%	Quarterly	JPHQ	6/20/22	35,000		(5,949)	(4,143)	(1,806)
Ally Financial Inc	(5.00)%	Quarterly	CITI	12/20/22	150,000		(28,077)	(26,745)	(1,332)
Ally Financial Inc	(5.00)%	Quarterly	JPHQ	12/20/22	250,000		(46,795)	(44,914)	(1,881)
American Airlines Group Inc	(5.00)%	Quarterly	BZWS	12/20/19	400,000		(35,096)	(31,424)	(3,672)
American Airlines Group Inc	(5.00)%	Quarterly	CITI	12/20/19	130,000		(11,406)	(10,084)	(1,322)
AvonProductsInc	(5.00)%	Quarterly	JPHQ	3/20/19	50,000		(1,375)	(2,015)	640
BestBuyCo.Inc	(5.00)%	Quarterly	BZWS	6/20/22	10,000		(1,863)	(1,503)	(360)
BestBuyCo.Inc	(5.00)%	Quarterly	CITI	6/20/22	420,000		(78,253)	(67,199)	(11,054)
BestBuyCo.Inc	(5.00)%	Quarterly	JPHQ	6/20/22	10,000		(1,863)	(1,551)	(312)
BombardierInc	(5.00)%	Quarterly	BZWS	6/20/22	30,000		(3,070)	(2,085)	(985)
BoydGamingCorp	(5.00)%	Quarterly	BZWS	6/20/22	525,000		(95,576)	(86,835)	(8,741)
CalAtlanticGroupInc	(5.00)%	Quarterly	BZWS	6/20/18	250,000		(6,218)	(3,832)	(2,386)
DishDBSCorp	(5.00)%	Quarterly	BZWS	12/20/20	175,000		(15,310)	(14,674)	(636)
Energy Transfer Equity LP	(5.00)%	Quarterly	MSCO	12/20/20	750,000		(98,317)	(91,095)	(7,222)
TheGapInc	(1.00)%	Quarterly	CITI	6/20/22	20,000		(116)	1,120	(1,236)
TheGapInc	(1.00)%	Quarterly	JPHQ	6/20/22	175,000		(1,019)	3,990	(5,009)
KBHome	(5.00)%	Quarterly	JPHQ	3/20/20	100,000		(10,320)	(7,594)	(2,726)
Kohl’sCorp	(1.00)%	Quarterly	BZWS	6/20/22	20,000		(117)	1,037	(1,154)
Kohl’sCorp	(1.00)%	Quarterly	JPHQ	6/20/22	175,000		(1,023)	4,537	(5,560)
L Brands Inc	(1.00)%	Quarterly	CITI	6/20/22	195,000		3,993	10,041	(6,048)
Macy’s Retail Holdings Inc	(1.00)%	Quarterly	BZWS	6/20/22	20,000		648	1,318	(670)
Macy’s Retail Holdings Inc	(1.00)%	Quarterly	CITI	6/20/22	175,000		5,673	9,623	(3,950)
Nabors Industries Inc	(1.00)%	Quarterly	JPHQ	6/20/20	5,000		22	107	(85)
OlinCorp	(1.00)%	Quarterly	GSCO	6/20/21	25,000		(493)	1,364	(1,857)
PHHCorp	(5.00)%	Quarterly	BZWS	9/20/19	200,000		(16,395)	(1,467)	(14,928)
SafewayInc	(5.00)%	Quarterly	BZWS	6/20/19	1,000,000		(50,278)	(48,884)	(1,394)
SanminaCorp	(5.00)%	Quarterly	BZWS	6/20/19	100,000		(7,342)	(5,952)	(1,390)
Springleaf Finance Corp	(5.00)%	Quarterly	GSCO	6/20/20	60,000		(5,939)	(1,728)	(4,211)
TargetCorp	(1.00)%	Quarterly	CITI	6/20/22	40,000		(1,203)	(572)	(631)
TargetCorp	(1.00)%	Quarterly	JPHQ	6/20/22	400,000		(12,032)	(7,492)	(4,540)
Tenet Healthcare Corp	(5.00)%	Quarterly	BZWS	3/20/19	90,000		(4,357)	(2,304)	(2,053)

|15

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

		Periodic						Unamortized
		Payment Rate						Upfront	Unrealized
		Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description		(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Buy Protection[d] (continued)
Single Name (continued)
Universal Health
ServicesInc		(5.00)%	Quarterly	BZWS	9/20/19	50,000	$(4,197)	$(3,393)	$(804)
Contracts to Sell Protection[d,e]
Single Name
AmericanTowerCorp		1.00%	Quarterly	GSCO	3/20/21	100,000	(760)	(1,173)	413	BBB-
Anadarko Petroleum Corp		1.00%	Quarterly	BZWS	6/20/24	200,000	117	(9,977)	10,094	BBB
Anadarko Petroleum Corp		1.00%	Quarterly	JPHQ	6/20/24	50,000	29	(2,944)	2,973	BBB
Capital One Financial Corp	.	1.00%	Quarterly	JPHQ	12/20/22	150,000	2,894	2,542	352	BBB
DishDBSCorp		5.00%	Quarterly	BZWS	12/20/22	175,000	10,542	8,824	1,718	B+
Enterprise Products
OperatingLLC		1.00%	Quarterly	GSCO	3/20/23	50,000	605	(645)	1,250	BBB+
Goldman Sachs Group Inc	.	1.00%	Quarterly	BZWS	12/20/22	250,000	6,157	4,609	1,548	BBB+
Goldman Sachs Group Inc	.	1.00%	Quarterly	JPHQ	12/20/22	150,000	3,694	2,736	958	BBB+
GovernmentofChina		1.00%	Quarterly	BZWS	12/20/22	550,000	12,193	11,099	1,094	A+
Government of Colombia		1.00%	Quarterly	CITI	12/20/22	450,000	2,747	(4,774)	7,521	BBB-
Government of Indonesia		1.00%	Quarterly	CITI	12/20/22	240,000	2,308	(746)	3,054	BBB-
Government of Indonesia		1.00%	Quarterly	JPHQ	12/20/22	420,000	4,041	(284)	4,325	BBB-
Government of Malaysia		1.00%	Quarterly	CITI	12/20/22	275,000	5,653	3,124	2,529	NR
GovernmentofMexico		1.00%	Quarterly	CITI	12/20/22	670,000	1,667	(3,651)	5,318	BBB+
MorganStanley		1.00%	Quarterly	BZWS	12/20/22	250,000	6,344	5,167	1,177	BBB+
Nabors Industries Inc		1.00%	Quarterly	JPHQ	6/20/22	5,000	(320)	(573)	253	BB
Simon Property Group LP		1.00%	Quarterly	CITI	6/20/22	780,000	16,586	11,272	5,314	A
Simon Property Group LP		1.00%	Quarterly	JPHQ	6/20/22	50,000	1,063	432	631	A
Sprint Communications Inc	.	5.00%	Quarterly	JPHQ	9/20/20	12,000	997	—	997	B
Traded Index
[f]Citibank Bespoke Boulder
Index, Mezzanine Tranche
5-15%		1.24%	Quarterly	CITI	12/20/19	1,600,000	4,301	—	4,301	Non-
										Invest-
										ment
										Grade
[g]Citibank Bespoke
Cambridge Index, Equity
Tranche0-3%		0.00%	Quarterly	CITI	12/20/19	500,000	(83,584)	(77,145)	(6,439)	Non-
										Invest-
										ment
										Grade
[g]Citibank Bespoke Hong
Kong Index, Mezzanine
Tranche 3-5%		1.00%	Quarterly	CITI	12/20/18	30,000	67	(568)	635	Non-
										Invest-
										ment
										Grade

|16

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[g]Citibank Bespoke Index,
Mezzanine Tranche 6-10% .	0.63%	Quarterly	CITI	12/20/18	1,000,000	$4,710	$—	$4,710	Non-
									Invest-
									ment
									Grade
[g]Citibank Bespoke Lisbon
Index, Equity Tranche 0-3% .	0.00%	Quarterly	CITI	6/20/19	10,000	(1,017)	(1,636)	619	Non-
									Invest-
									ment
									Grade
[g]Citibank Bespoke Lisbon
Index, Mezzanine Tranche
3-7%	0.79%	Quarterly	CITI	6/20/19	1,100,000	(7,986)	—	(7,986)	Non-
									Invest-
									ment
									Grade
[g]Citibank Bespoke Verona
Index, Equity Tranche 0-3% .	0.00%	Quarterly	CITI	12/20/19	15,000	(2,621)	(2,841)	220	Non-
									Invest-
									ment
									Grade
[g]Citibank Bespoke Verona
Index, Mezzanine Tranche
7-15%	0.40%	Quarterly	CITI	12/20/19	280,000	454	—	454	Non-
									Invest-
									ment
									Grade
TotalOTCSwapContracts						$(547,204)	$(493,759)	$(53,445)
TotalCreditDefaultSwapContracts						$(564,735)	$(500,165)	$(64,570)

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. At January 31,
2018, no collateral had been exchanged with the counterparties.
bIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
eThe Fund enters contracts to sell protection to create a long credit position.
fRepresents a custom index comprised of a basket of underlying issuers. Additional information regarding each of the underlying issuers and their respective values including fees are as shown in the table below.
gRepresents a custom index comprised of a basket of underlying issuers.

|17

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

		Value/
		Unrealized	Percentage of
		Appreciation	Net Assets
Underlying Issuers	Notional Amount[h]	(Depreciation)	(%)
Aegon NV	$163,266	$47	—[i]
Aktiebolaget Volvo	163,266	51	—[i]
AlticeFincoSA	163,266	37	—[i]
American Axle & Manufacturing Inc	163,266	43	—[i]
Anadarko Petroleum Corp	163,266	49	—[i]
AngloAmericanPLC	163,266	46	—[i]
ArcelorMittal	163,266	46	—[i]
ArconicInc	163,266	43	—[i]
Ardagh Packaging Finance PLC	163,266	44	—[i]
Argentine Republic	163,266	47	—[i]
Assicurazioni Generali SpA	163,266	48	—[i]
AT&TInc	163,266	46	—[i]
BancoBilbaoVizcayaArgentariaSA	163,266	48	—[i]
BancoSantanderSA	163,266	49	—[i]
BankofAmericaCorp	163,266	51	—[i]
BarclaysBankPLC	163,266	49	—[i]
BayerischeMotorenWerkeAG	163,266	54	—[i]
BombardierInc	163,266	42	—[i]
BritishTelecommunicationsPLC	163,266	46	—[i]
Canadian Natural Resources Ltd	163,266	51	—[i]
CasinoGuichard-Perrachon	163,266	46	—[i]
CECONOMY AG	163,266	46	—[i]
CenturyLinkInc	163,266	39	—[i]
Chesapeake Energy Corp	163,266	35	—[i]
CreditSuisseGroupAG	163,266	47	—
DeutscheBankAG	163,266	49	—[i]
DevonEnergyCorp	163,266	55	—[i]
Diamond Offshore Drilling Inc	163,266	41	—[i]
DISHDBSCorporation	163,266	40	—[i]
EDP-Energias de Portugal SA.	163,266	46	—[i]
Federative Republic of Brazil	163,265	49	—[i]
FiatChryslerAutomobilesNV	163,265	45	—[i]
FordMotorCo	163,265	45	—[i]
Freeport-McMoRan Inc	163,265	45	—[i]
FrontierCommunicationsCorp	163,265	14	—[i]
TheGapInc	163,265	45	—[i]
GeneralMotorsCo	163,265	43	—[i]
GenworthHoldingsInc	163,265	23	—[i]
Glencore International AG	163,265	46	—[i]
TheGoldmanSachsGroupInc	163,265	48	—[i]
HCAInc	163,265	44	—[i]
HeidelbergCementAG	163,265	52	—[i]
HellenicTelecommunicationsOrganisationSA	163,265	47	—[i]
HessCorp	163,265	46	—[i]
JSainsburyPLC	163,265	47	—[i]
Jaguar Land Rover Automotive PLC	163,265	46	—[i]

|18

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

		Value/
		Unrealized	Percentage of
		Appreciation	Net Assets
Underlying Issuers	Notional Amount[h]	(Depreciation)	(%)
JPMorganChase&Co	$ 163,265	$51	—[i]
Kohl’sCorp	163,265	44	—[i]
TheKrogerCo	163,265	48	—[i]
Ladbrokes Coral Group PLC	163,265	46	—[i]
Macy’sInc	163,265	42	—[i]
Marks and Spencer PLC	163,265	47	—[i]
Matterhorn Telecom Holding SA	163,265	44	—[i]
MBIAInc	163,265	10	—[i]
MetLifeInc	163,265	49	—[i]
MorganStanley	163,265	48	—[i]
Nabors Industries Inc	163,265	42	—[i]
NewAlbertson’sInc	163,265	32	—[i]
NextPLC	163,265	47	—[i]
NordstromInc	163,265	42	—[i]
PearsonPLC	163,265	45	—[i]
PetroleoBrasileiroSAPetrobras	163,265	48	—[i]
Petroleos Mexicanos	163,265	49	—[i]
PeugeotSA	163,265	46	—[i]
PitneyBowesInc	163,265	40	—[i]
Prudential Financial Inc	163,265	50	—[i]
R.R. Donnelley & Sons Co	163,265	29	—[i]
Renault	163,265	48	—[i]
RepsolSA	163,265	51	—[i]
RiteAidCorp	163,265	31	—[i]
Rolls-RoycePLC	163,265	45	—[i]
SafewayInc	163,265	35	—[i]
Schaeffler Finance BV	163,265	46	—[i]
SFRGroupSA	163,265	37	—[i]
Simon Property Group LP	163,265	48	—[i]
StaplesInc	163,265	36	—[i]
StenaAB	163,265	36	—[i]
StoraEnsoOYJ	163,265	49	—[i]
SunriseCommunicationsHoldingsSA.	163,265	47	—[i]
Supervalu Inc	163,265	32	—[i]
Teck Resources Ltd	163,265	45	—[i]
Telecom Italia SpA	163,265	46	—[i]
TelefonicaSA	163,265	45	—[i]
Tenet Healthcare Corp	163,265	37	—[i]
TescoPLC.	163,265	45	—[i]
Toshiba Corp	163,265	48	—[i]
TransoceanInc	163,265	43	—[i]
UniCreditSpA	163,265	50	—[i]
UnitedMexicanStates	163,265	50	—[i]
UnitiGroupInc	163,265	19	—[i]
ValeSA	163,265	48	—[i]
VerizonCommunicationsInc	163,265	48	—[i]

|19

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

Credit Default Swap Contracts (continued)

		Value/
		Unrealized	Percentage of
		Appreciation	Net Assets
Underlying Issuers	Notional Amount[h]	(Depreciation)	(%)
ViacomInc	$163,265	$44	—[i]
Virgin Media Finance PLC	163,265	45	—[i]
Vodafone Ggroup PLC	163,265	47	—[i]
VolkswagenAG	163,265	50	—[i]
Weatherford International Ltd	163,265	38	—[i]
WindAcquisitionFinanceSA	163,265	47	—[i]
Total	$16,000,000	$4,301	—[i]

hNotional amount represents the fair value at period end of each underlying issuer within the index. The Fund’s exposure is limited to 10% of the total notional amount.
iRounds to less than 0.1%.

At January 31, 2018, the Fund had the following cross-currency swap contracts outstanding. See Note 3.

Cross-Currency Swap Contracts
						Value/
						Unrealized
	Payment	Counter-	Maturity	Notional		Appreciation
Description	Frequency	party	Date	Amount		(Depreciation)
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 0.7275%	Quarterly			1,185,000	USD
Pay Fixed 0.10%	Annual	HSBK	1/15/19	1,000,000	EUR	$(56,237)
Receive Floating 3-month USD LIBOR + 1.1225%	Quarterly			111,500	USD
Pay Fixed 0.75%	Annual	HSBK	4/01/22	100,000	EUR	(12,026)
Receive Floating 3-month USD LIBOR + 1.045%.	Quarterly			1,552,200	USD
Pay Fixed 0.75%	Annual	HSBK	5/31/22	1,300,000	EUR	(47,307)
Receive Floating 3-month USD LIBOR + 0.821%.	Quarterly			466,000	USD
Pay Fixed 0.625%	Annual	BNDP	6/08/23	400,000	EUR	(24,013)
Receive Floating 3-month USD LIBOR + 0.7825%	Quarterly			957,600	USD
Pay Fixed 0.625%	Annual	HSBK	6/08/23	800,000	EUR	(23,196)
Receive Floating 3-month USD LIBOR + 1.395%.	Quarterly			358,500	USD
Pay Fixed 1.50%	Annual	HSBK	11/26/25	300,000	EUR	(8,257)
Receive Floating 3-month USD LIBOR + 1.415%.	Quarterly			598,500	USD
Pay Fixed 1.50%	Annual	HSBK	11/26/25	500,000	EUR	(12,640)
Total Cross Currency Swap Contracts						$(183,676)

At January 31, 2018, the Fund had the following inflation index swap contracts outstanding. See Note 3.

Inflation Index Swap Contracts
						Value/
						Unrealized
		Payment		Maturity	Notional	Appreciaton
Description		Frequency		Date	Amount	(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change in USA-CPI-U		At maturity
Pay Fixed 2.079%		At maturity		9/18/24	$1,770,000	$5,409

|20

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Flexible Alpha Bond Fund (continued)

At January 31, 2018, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
						Value/
						Unrealized
		Payment		Maturity	Notional	Appreciation
Underlying Instruments	Financing Rate	Frequency	Counterparty	Date	Value	(Depreciation)
OTC Swap Contracts
Long[a]
iBoxxUSDLiquidHighYieldIndex	3-monthUSDLIBOR	Quarterly	GSCO	9/20/18	$30,000	$25
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	CITI	3/20/18	160,000	1,945
Markit iBoxx USD Liquid Leveraged Loan Index	3-monthUSDLIBOR	Quarterly	CITI	9/20/18	900,000	6,954
TotalTotalReturnSwapContracts						$8,924

[a]The Fund receives the total return on the underlying instrument and pays a variable financing rate.

See Abbreviations on page 74.

|21

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2018 (unaudited)
Franklin Focused Core Equity Fund
	Country	Shares	Value
Common Stocks 98.7%
Consumer Discretionary 3.7%
Twenty-First Century Fox Inc., B	United States	105,000	$3,831,450
Consumer Staples 2.3%
CVS Health Corp	United States	30,100	2,368,569
Energy 8.2%
Anadarko Petroleum Corp	United States	30,220	1,814,711
Pioneer Natural Resources Co	United States	17,800	3,255,798
Schlumberger Ltd	United States	48,040	3,534,783
			8,605,292
Financials 25.9%
[a] Athene Holding Ltd., A	United States	47,600	2,387,616
Bank of America Corp	United States	101,020	3,232,640
The Charles Schwab Corp	United States	117,140	6,248,247
JPMorgan Chase & Co	United States	39,713	4,593,603
S&P Global Inc	United States	15,330	2,776,263
SunTrust Banks Inc	United States	20,710	1,464,197
Synchrony Financial	United States	90,375	3,586,080
Willis Towers Watson PLC	United States	17,880	2,869,204
			27,157,850
Health Care 9.2%
Aetna Inc	United States	18,580	3,471,116
Allergan PLC	United States	19,504	3,515,791
Medtronic PLC	United States	31,120	2,672,897
			9,659,804
Industrials 14.3%
Equifax Inc	United States	18,380	2,296,213
General Dynamics Corp	United States	13,230	2,943,411
General Electric Co	United States	73,820	1,193,669
[a] Genesee & Wyoming Inc	United States	66,800	5,333,980
[a] IHS Markit Ltd	United States	67,423	3,218,100
			14,985,373
Information Technology 29.9%
[a] Alphabet Inc., A	United States	3,440	4,066,837
[a] Alphabet Inc., C	United States	3,450	4,036,293
Analog Devices Inc	United States	32,660	3,000,801
[a] Blackhawk Network Holdings Inc	United States	45,880	2,085,246
[a] Facebook Inc., A.	United States	5,290	988,648
[a] GoDaddy Inc., A	United States	57,640	3,183,457
Mastercard Inc., A	United States	35,930	6,072,170
Microsoft Corp	United States	59,270	5,631,243
Sabre Corp	United States	106,950	2,221,351
			31,286,046
Real Estate 5.2%
[a] CBRE Group Inc	United States	34,870	1,593,210
Equinix Inc	United States	8,441	3,842,259
			5,435,469
Total Common Stocks (Cost $71,775,058)			103,329,853

Quarterly Statement of Investments | See Notes to Statements of Investments. | 22

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Focused Core Equity Fund (continued)
	Country	Shares	Value
Short Term Investments (Cost $1,541,152) 1.5%
Money Market Funds 1.5%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.96%	United States	1,541,152	$1,541,152
Total Investments (Cost $73,316,210) 100.2%			104,871,005
Other Assets, less Liabilities (0.2)%			(187,653)
Net Assets 100.0%			$104,683,352

[a]Non-income producing.
[b]See Note 7 regarding investments in affiliated management investment companies.
[c]The rate shown is the annualized seven-day yield at period end.

|23

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2018 (unaudited)
Franklin Growth Opportunities Fund
	Country	Shares	Value

Common Stocks 99.0%
Consumer Discretionary 13.6%
[a] Amazon.com Inc	United States	204,170	$296,228,211
Aptiv PLC	United States	78,525	7,450,452
[a] Charter Communications Inc., A	United States	142,131	53,618,920
Comcast Corp., A	United States	916,460	38,977,044
Las Vegas Sands Corp	United States	602,866	46,734,172
[a] The Priceline Group Inc	United States	25,789	49,309,858
Starbucks Corp	United States	382,452	21,727,098
The Walt Disney Co	United States	229,887	24,981,820
			539,027,575
Consumer Staples 4.0%
Constellation Brands Inc., A	United States	271,085	59,495,025
[a] Hostess Brands Inc., A	United States	615,795	8,497,971
[a] Monster Beverage Corp	United States	791,289	53,989,649
Pinnacle Foods Inc	United States	564,626	34,972,934
			156,955,579
Energy 1.0%
[a] Diamondback Energy Inc	United States	314,163	39,427,456
Financials 6.5%
[a] Athene Holding Ltd., A	United States	718,603	36,045,126
The Charles Schwab Corp	United States	1,199,717	63,992,905
Intercontinental Exchange Inc	United States	526,269	38,859,703
MarketAxess Holdings Inc	United States	225,350	44,215,923
S&P Global Inc	United States	191,148	34,616,903
[a] SVB Financial Group.	United States	161,783	39,887,599
			257,618,159
Health Care 11.0%
AbbVie Inc	United States	193,666	21,733,198
[a] ABIOMED Inc	United States	130,198	30,596,530
[a] Biogen Inc	United States	67,537	23,490,044
Bristol-Myers Squibb Co	United States	318,233	19,921,386
[a] Celgene Corp	United States	579,932	58,665,921
[a] Clovis Oncology Inc	United States	238,808	14,447,884
[a] Edwards Lifesciences Corp	United States	380,596	48,175,842
[a] Heron Therapeutics Inc	United States	1,043,980	22,602,167
[a] Incyte Corp	United States	260,562	23,526,143
[a] Intuitive Surgical Inc	United States	73,172	31,586,157
Medtronic PLC	United States	220,100	18,904,389
[a] Nevro Corp	United States	241,600	19,390,816
[a] Revance Therapeutics Inc	United States	242,812	7,842,828
UnitedHealth Group Inc	United States	397,500	94,120,050
			435,003,355
Industrials 8.3%
Allegiant Travel Co	United States	45,773	7,289,350
The Boeing Co	United States	117,339	41,581,422
Honeywell International Inc	United States	274,910	43,894,880
[a] IHS Markit Ltd	United States	828,610	39,549,555
Raytheon Co	United States	411,605	86,000,749
Rockwell Automation Inc	United States	113,124	22,318,234
Roper Technologies Inc	United States	97,063	27,234,907
Stanley Black & Decker Inc	United States	223,027	37,073,778

Quarterly Statement of Investments | See Notes to Statements of Investments. | 24

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Opportunities Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Industrials (continued)
[a] Univar Inc	United States	812,994	$24,276,001
			329,218,876
Information Technology 48.2%
[a] 2U Inc	United States	141,987	10,545,374
[a] Adobe Systems Inc	United States	396,674	79,239,598
[a] Alibaba Group Holding Ltd., ADR	China	162,954	33,289,873
[a] Alphabet Inc., C	United States	141,218	165,216,587
Amphenol Corp., A	United States	104,868	9,728,604
Analog Devices Inc	United States	302,239	27,769,719
Apple Inc	United States	1,152,152	192,904,809
Applied Materials Inc	United States	770,297	41,311,028
[a] Autodesk Inc	United States	459,477	53,124,731
Broadcom Ltd	United States	255,591	63,394,236
[a] CoStar Group Inc	United States	165,235	57,189,486
[a] Electronic Arts Inc	United States	273,347	34,704,135
[a] Facebook Inc., A.	United States	1,023,867	191,350,504
[a] Fiserv Inc	United States	201,733	28,412,076
[a] InterXion Holding NV.	Netherlands	535,277	33,588,632
Mastercard Inc., A	United States	1,068,453	180,568,557
Microsoft Corp	United States	1,654,321	157,177,038
Monolithic Power Systems	United States	184,899	22,025,169
NVIDIA Corp	United States	311,164	76,484,111
[a] PagSeguro Digital Ltd	Brazil	203,000	5,671,820
[a] PayPal Holdings Inc	United States	369,633	31,537,088
[a] Salesforce.com Inc	United States	554,231	63,132,453
[a] ServiceNow Inc	United States	548,718	81,687,649
Tencent Holdings Ltd	China	708,729	42,001,708
[a] Tyler Technologies Inc	United States	111,501	22,468,567
Visa Inc., A	United States	1,239,223	153,948,673
Xilinx Inc	United States	391,019	28,552,207
[a] Zendesk Inc	United States	587,963	22,648,335
			1,909,672,767
Materials 1.4%
[a] Axalta Coating Systems Ltd	United States	402,526	12,679,569
Ecolab Inc	United States	172,925	23,808,314
[a] Ingevity Corp	United States	254,671	18,476,381
			54,964,264
Real Estate 4.5%
American Tower Corp	United States	284,880	42,076,776
Equinix Inc	United States	88,312	40,198,739
[a] SBA Communications Corp., A	United States	544,794	95,066,553
			177,342,068
Telecommunication Services 0.5%
[a] T-Mobile U.S. Inc	United States	288,085	18,754,334
Total Common Stocks (Cost $1,915,120,764)			3,917,984,433

|25

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Growth Opportunities Fund (continued)
	Country	Shares	Value
Preferred Stocks 0.7%
Consumer Discretionary 0.6%
[a,b,c] ClearMotion Inc., pfd., C	United States	2,610,594	$5,499,999
[a,b,c] Proterra Inc., pfd., 5, 144A	United States	2,362,202	13,086,363
[a,b,c] Proterra Inc., pfd., 6, 144A	United States	596,775	3,306,074
			21,892,436
Information Technology 0.1%
[a,b,c] Tanium Inc., pfd., G.	United States	805,800	4,000,233
Total Preferred Stocks (Cost $24,702,900)			25,892,669
Total Investments before Short Term Investments
(Cost $1,939,823,664)			3,943,877,102

Short Term Investments (Cost $17,791,124) 0.4%
Money Market Funds 0.4%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 0.96%	United States	17,791,124	17,791,124
Total Investments (Cost $1,957,614,788) 100.1%			3,961,668,226
Other Assets, less Liabilities (0.1)%			(4,371,321)
Net Assets 100.0%			$3,957,296,905

See Abbreviations on page 74.

[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
[c]See Note 5 regarding restricted securities.
[d]See Note 7 regarding investments in affiliated management investment companies.
[e]The rate shown is the annualized seven-day yield at period end.

|26

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2018 (unaudited)
Franklin Natural Resources Fund
	Country	Shares	Value

Common Stocks 95.9%
Construction Materials 0.5%
[a] Cemex SAB de CV, CPO, ADR	Mexico	343,200	$2,845,128
Copper 4.6%
Antofagasta PLC	United Kingdom	420,800	5,559,338
First Quantum Minerals Ltd	Zambia	382,200	5,698,588
[a] Freeport-McMoRan Inc	United States	257,300	5,017,350
[a] Imperial Metals Corp	Canada	364,500	696,374
Lundin Mining Corp	Canada	329,900	2,384,302
Sandfire Resources NL	Australia	1,072,167	6,211,431
			25,567,383
Diversified Metals & Mining 8.8%
BHP Billiton PLC, ADR.	United Kingdom	332,100	14,785,092
Glencore PLC	Switzerland	2,118,900	12,138,553
Hudbay Minerals Inc	Canada	168,600	1,444,692
[a] Nautilus Minerals Inc	Canada	3,895,831	570,098
Nexa Resources SA	Peru	146,300	3,028,410
Rio Tinto PLC, ADR.	United Kingdom	114,200	6,407,762
South32 Ltd	Australia	963,300	2,965,004
Teck Resources Ltd., B	Canada	255,500	7,422,275
			48,761,886
Gold 5.3%
Agnico Eagle Mines Ltd	Canada	67,800	3,207,416
Alamos Gold Inc., A.	Canada	560,800	3,360,104
[a] B2Gold Corp	Canada	1,894,000	5,727,962
Barrick Gold Corp	Canada	279,000	4,012,020
Goldcorp Inc	Canada	266,800	3,820,576
[a] Guyana Goldfields Inc	Canada	758,600	2,917,099
Newcrest Mining Ltd	Australia	142,400	2,601,129
OceanaGold Corp	Australia	473,310	1,304,436
Randgold Resources Ltd., ADR	United Kingdom	5,400	546,264
Tahoe Resources Inc	Canada	444,700	1,963,108
			29,460,114
Integrated Oil & Gas 14.1%
BP PLC, ADR	United Kingdom	32,800	1,403,512
Chevron Corp	United States	108,600	13,613,010
Exxon Mobil Corp	United States	163,000	14,229,900
Occidental Petroleum Corp	United States	184,800	13,854,456
[a] Petroleo Brasileiro SA, ADR	Brazil	103,300	1,380,088
Royal Dutch Shell PLC, A, ADR	United Kingdom	201,121	14,126,739
Suncor Energy Inc	Canada	374,300	13,559,455
Total SA, B, ADR.	France	98,110	5,696,267
			77,863,427
Oil & Gas Drilling 3.1%
Ensco PLC, A	United States	346,719	2,045,642
Patterson-UTI Energy Inc	United States	290,200	6,854,524
[a] Pioneer Energy Services Corp	United States	1,556,943	5,060,065
[a] Rowan Cos. PLC.	United States	232,000	3,415,040
			17,375,271

Quarterly Statement of Investments | See Notes to Statements of Investments. | 27

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS

Franklin Natural Resources Fund (continued)
	Country	Shares	Value

Common Stocks (continued)
Oil & Gas Equipment & Services 17.9%
Baker Hughes a GE Co., A	United States	188,600	$6,063,490
[a] Dril-Quip Inc	United States	53,800	2,778,770
Halliburton Co	United States	338,835	18,195,440
[a] Hunting PLC	United Kingdom	160,700	1,397,893
[a] Liberty Oilfield Services Inc	United States	58,900	1,304,046
[a] Mammoth Energy Services Inc	United States	72,308	1,660,192
[a] Nine Energy Service, Inc	United States	148,900	4,038,168
Oceaneering International Inc	United States	195,600	4,045,008
[a] Oil States International Inc	United States	168,800	5,401,600
[a] Ranger Energy Services Inc	United States	160,300	1,731,240
RPC Inc	United States	245,200	4,953,040
Schlumberger Ltd	United States	289,947	21,334,300
[a] Superior Energy Services Inc	United States	923,300	9,648,484
TechnipFMC PLC	United Kingdom	417,500	13,552,050
[a] Weatherford International PLC	United States	659,800	2,599,612
			98,703,333
Oil & Gas Exploration & Production 29.8%
Anadarko Petroleum Corp	United States	285,700	17,156,285
Cabot Oil & Gas Corp., A	United States	389,500	10,263,325
[a] Cairn Energy PLC	United Kingdom	1,899,300	5,573,677
[a] Callon Petroleum Co	United States	533,800	6,058,630
Canadian Natural Resources Ltd	Canada	234,000	7,988,017
[a] Concho Resources Inc	United States	87,300	13,744,512
ConocoPhillips	United States	214,000	12,585,340
[a] Diamondback Energy Inc	United States	77,000	9,663,500
EOG Resources Inc	United States	145,000	16,675,000
EQT Corp	United States	196,300	10,657,127
Hess Corp	United States	188,200	9,505,982
[a] Jagged Peak Energy Inc	United States	420,500	5,403,425
[a] Matador Resources Co	United States	87,446	2,834,125
Noble Energy Inc	United States	496,800	15,162,336
Pioneer Natural Resources Co	United States	67,800	12,401,298
[a] Resolute Energy Corp	United States	189,600	6,431,232
[a] SRC Energy Inc	United States	221,600	2,204,920
			164,308,731
Oil & Gas Refining & Marketing 4.2%
HollyFrontier Corp	United States	109,600	5,256,416
Marathon Petroleum Corp	United States	89,400	6,192,738
Phillips 66	United States	56,400	5,775,360
Valero Energy Corp	United States	62,000	5,950,140
			23,174,654
Oil & Gas Storage & Transportation 6.5%
Enbridge Inc	Canada	286,147	10,481,565
Kinder Morgan Inc	United States	746,300	13,418,474
ONEOK Inc	United States	66,400	3,908,304
Targa Resources Corp	United States	165,900	7,963,200
			35,771,543

|28

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS

Franklin Natural Resources Fund (continued)
	Country	Shares	Value
Common Stocks (continued)
Specialty Chemicals 0.8%
Albemarle Corp	United States	22,700	$2,533,093
Umicore SA	Belgium	32,200	1,693,328
			4,226,421
Trading Companies & Distributors 0.3%
[a] Univar Inc	United States	64,300	1,919,998
Total Common Stocks (Cost $397,715,217)			529,977,889

Convertible Preferred Stocks 1.0%
Oil & Gas Exploration & Production 1.0%
Hess Corp., 8.00%, cvt. pfd	United States	46,100	2,760,007
Sanchez Energy Corp., 4.875%, cvt. pfd., A	United States	84,500	1,519,276
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	56,000	1,199,520
Total Convertible Preferred Stocks (Cost $9,308,927)			5,478,803
Total Investments before Short Term Investments
(Cost $407,024,144)			535,456,692

Short Term Investments (Cost $16,988,443) 3.1%
Money Market Funds 3.1%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 0.96%	United States	16,988,443	16,988,443
Total Investments (Cost $424,012,587) 100.0%			552,445,135
Other Assets, less Liabilities (0.0)%†			(259,795)
Net Assets 100.0%			$552,185,340

See Abbreviations on page 74.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 7 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day yield at period end.

|29

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2018 (unaudited)
Franklin Small Cap Growth Fund
	Shares	Value

Common Stocks 97.0%
Consumer Discretionary 13.3%
[a] At Home Group Inc	566,400	$17,943,552
[a,b] Boot Barn Holdings Inc	1,384,739	24,274,475
[a] Dave & Buster’s Entertainment Inc	573,900	26,973,300
[a,c,d] DraftKings Inc	9,905,685	15,658,312
[a,e] Duluth Holdings Inc	1,161,942	20,461,799
[a] Five Below Inc	321,200	20,855,516
[a] Global Eagle Entertainment Inc	2,049,456	5,922,928
[a] Grand Canyon Education Inc	297,600	27,673,824
[a] IMAX Corp	1,003,600	19,921,460
[a] Laureate Education Inc., A	1,163,500	16,754,400
Lithia Motors Inc	240,000	29,990,400
[a] M/I Homes Inc	758,576	24,532,348
[a] Shutterfly Inc	103,900	7,080,785
[a,b,e] Sportsman’s Warehouse Holdings Inc	4,162,000	21,101,340
[a] Taylor Morrison Home Corp., A	550,800	14,006,844
Tenneco Inc	461,200	26,754,212
Wingstop Inc	667,829	32,296,210
		352,201,705
Consumer Staples 2.9%
[a] Hostess Brands Inc., A	1,991,100	27,477,180
[a] Smart & Final Stores Inc	3,626,062	34,084,983
[a] TreeHouse Foods Inc	346,400	16,336,224
		77,898,387
Energy 1.9%
[a] Callon Petroleum Co	588,600	6,680,610
[a] Liberty Oilfield Services Inc	593,700	13,144,518
[a] Matador Resources Co	208,339	6,752,267
[a,e] Resolute Energy Corp	368,400	12,496,128
[a] Superior Energy Services Inc	1,214,400	12,690,480
		51,764,003
Financials 8.4%
Chemical Financial Corp	348,529	20,357,579
Evercore Inc	231,400	23,267,270
[a,e] FGL Holdings., A	788,900	7,068,544
Houlihan Lokey Inc	400,500	19,103,850
LegacyTexas Financial Group Inc	408,300	17,981,532
MB Financial Inc	680,100	29,094,678
[a] Metropolitan Bank Holding Corp	280,600	13,325,694
Pinnacle Financial Partners Inc	499,804	31,637,593
[a] PRA Group Inc	641,200	22,922,900
[a] Western Alliance Bancorp	648,700	38,052,742
		222,812,382
Health Care 21.2%
[a] Aclaris Therapeutics Inc	674,816	14,926,930
[a] American Renal Associates Holdings Inc	668,900	12,648,899
[a] Amicus Therapeutics Inc	925,300	15,008,366
[a,b] Aratana Therapeutics Inc	2,697,019	12,487,198
[a] Argenx SE, ADR (Netherlands)	89,300	6,927,894
[a] Array BioPharma Inc	1,572,600	23,305,932
[a] AveXis Inc	136,085	16,837,797

Quarterly Statement of Investments | See Notes to Statements of Investments. | 30

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)
	Shares	Value

Common Stocks (continued)
Health Care (continued)
[a] Clovis Oncology Inc	129,900	$7,858,950
[a,e] Collegium Pharmaceutical Inc	369,400	8,806,496
[a] Corium International Inc	851,750	10,859,813
[a] DexCom Inc	597,000	34,745,400
[a] Edge Therapeutics Inc	657,000	8,370,180
[a,e] Foamix Pharmaceuticals Ltd. (Israel)	457,580	3,129,847
[a] G1 Therapeutics, Inc	244,600	5,848,386
[a] HealthEquity Inc	273,116	13,825,132
[a] Heron Therapeutics Inc	1,185,993	25,676,748
[a] Integer Holdings Corp	755,300	37,878,295
[a] Iovance Biotherapeutics Inc	1,484,000	23,076,200
[a] iRhythm Technologies Inc	649,597	38,735,469
[a] Karyopharm Therapeutics Inc	1,269,186	15,001,779
[a] Loxo Oncology Inc	92,858	9,422,301
[a] Neogen Corp	472,666	27,901,474
[a] NeoGenomics Inc	1,188,700	9,176,764
[a,e] Neos Therapeutics Inc	608,738	6,452,623
[a] Nevro Corp	551,800	44,287,468
[a] Odonate Therapeutics Inc	383,200	7,962,896
[a] Penumbra Inc	147,500	14,691,000
[a] Pfenex Inc	1,175,631	3,926,608
[a] Revance Therapeutics Inc	882,400	28,501,520
[a] Sage Therapeutics Inc	142,100	26,970,580
[a,e] TG Therapeutics Inc	875,000	10,062,500
[a,e] TherapeuticsMD Inc	2,522,400	14,831,712
[a] Tivity Health Inc	543,078	21,044,272
		561,187,429
Industrials 18.9%
Allegiant Travel Co	236,848	37,718,044
Altra Industrial Motion Corp	666,400	34,919,360
[a] Astronics Corp	944,319	42,116,627
[a] Beacon Roofing Supply Inc	649,600	39,300,800
Cubic Corp	547,400	31,776,570
[a] Echo Global Logistics Inc	1,167,180	34,081,656
Granite Construction Inc	328,000	21,874,320
Kennametal Inc	755,700	36,863,046
[a,b,e] The KeyW Holding Corp	3,430,282	22,982,889
[a] Mercury Systems Inc	964,100	46,296,082
Mobile Mini Inc	750,400	28,402,640
[a] SAIA Inc	95,000	7,177,250
[a] Spirit Airlines Inc	747,900	31,501,548
Steelcase Inc., A	510,683	7,941,121
[a] Univar Inc	1,080,532	32,264,686
US Ecology Inc	887,990	46,397,477
		501,614,116
Information Technology 28.2%
[a] 2U Inc	859,960	63,869,229
[a] Alarm.com Holdings Inc	711,024	27,289,101
[a] Altair Engineering Inc	144,108	3,833,273
[a] Callidus Software Inc	822,100	29,554,495
[a] Envestnet Inc	584,922	31,439,558
[a] FARO Technologies Inc	166,993	9,000,923

|31

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)
	Shares	Value

Common Stocks (continued)
Information Technology (continued)
[a] Guidewire Software Inc	405,700	$32,232,865
[a] Hubspot Inc	340,129	33,009,519
[a] Inphi Corp	908,700	27,142,869
[a] Integrated Device Technology Inc	1,428,100	42,700,190
[a] InterXion Holding NV (Netherlands)	543,395	34,098,036
[a] Lattice Semiconductor Corp	4,092,400	26,641,524
[a] MACOM Technology Solutions Holdings Inc	808,300	25,138,130
ManTech International Corp., A	308,800	16,079,216
Monolithic Power Systems	212,300	25,289,176
[a] Nanometrics Inc	804,500	19,927,465
[a] Orbotech Ltd. (Israel)	446,300	23,769,938
[a] Paylocity Holding Corp	542,432	28,363,769
[a] Pure Storage Inc., A	1,208,700	24,343,218
[a] Q2 Holdings Inc	686,900	29,090,215
[a] RealPage Inc	518,100	25,775,475
[a] Twilio Inc., A	1,170,702	30,719,221
[a,e] ViaSat Inc	492,183	37,218,879
[a] WEX Inc	227,100	35,157,351
[a] Wix.com Ltd. (Israel)	368,664	22,506,937
[a] Zendesk Inc	1,114,014	42,911,819
		747,102,391
Materials 0.9%
[a] Ingevity Corp	333,800	24,217,190
Real Estate 1.3%
Coresite Realty Corp	315,700	34,196,624
Total Common Stocks (Cost $1,865,568,276)		2,572,994,227

Preferred Stocks 1.5%
Consumer Discretionary 0.9%
[a,c,d] Proterra Inc., pfd., 5, 144A	1,787,047	9,900,062
[a,c,d] Proterra Inc., pfd., 6, 144A	1,310,834	7,261,889
[a,c,d] Tula Technology Inc., E	3,611,111	6,500,000
		23,661,951
Information Technology 0.6%
[a,c,d] Smule Inc., pfd., G, 144A	1,542,673	13,122,593
[a,c,d] Smule Inc., pfd., H, 144A	352,675	2,999,995
		16,122,588
Total Preferred Stocks (Cost $36,861,829)		39,784,539

Total Investments before Short Term Investments (Cost $1,902,430,105)		2,612,778,766

Short Term Investments 3.7%
Money Market Funds (Cost $22,961,667) 0.9%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 0.96%	22,961,667	22,961,667

|32

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Growth Fund (continued)
	Shares	Value
Investments from Cash Collateral Received for Loaned Securities (Cost
$74,821,521) 2.8%
Money Market Funds 2.8%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 0.96%	74,821,521	$74,821,521
Total Investments (Cost $2,000,213,293) 102.2%		2,710,561,954
Other Assets, less Liabilities (2.2)%		(58,309,814)
Net Assets 100.0%		$2,652,252,140

[a]Non-income producing.
[b]See Note 6 regarding holdings of 5% voting securities.
[c]Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
[d]See Note 5 regarding restricted securities.
[e]A portion or all of the security is on loan at January 31, 2018.
[f]See Note 7 regarding investments in affiliated management investment companies.
[g]The rate shown is the annualized seven-day yield at period end.

|33

FRANKLIN STRATEGIC SERIES

Statement of Investments, January 31, 2018 (unaudited)
Franklin Small-Mid Cap Growth Fund
	Shares	Value

Common Stocks 97.3%
Consumer Discretionary 14.9%
Aptiv PLC	519,200	$49,261,696
[a] Burlington Stores Inc	236,200	28,747,902
[a] Dollar Tree Inc	506,600	58,259,000
Dominos Pizza Inc	151,000	32,744,350
[a,b,c] DraftKings Inc	7,974,537	12,605,670
Expedia Inc	299,000	38,274,990
[a] Grand Canyon Education Inc	369,000	34,313,310
Hasbro Inc	88,000	8,322,160
[a] Laureate Education Inc., A	330,783	4,763,275
[a] Liberty Broadband Corp., C	294,500	28,139,475
MGM Resorts International	215,000	7,836,750
Newell Brands Inc	409,376	10,823,901
[a] Norwegian Cruise Line Holdings Ltd	365,800	22,218,692
[a] NVR Inc	18,100	57,524,877
[a] O’Reilly Automotive Inc	103,300	27,342,477
Ross Stores Inc	587,700	48,420,603
Thor Industries Inc	166,500	22,753,890
Tractor Supply Co	261,900	19,969,875
Vail Resorts Inc	99,500	21,746,720
Wynn Resorts Ltd	95,000	15,731,050
		549,800,663
Consumer Staples 3.8%
Church & Dwight Co. Inc	721,800	35,259,930
[a] Hostess Brands Inc., A	716,300	9,884,940
Lamb Weston Holdings Inc	125,000	7,325,000
[a] Monster Beverage Corp	538,900	36,769,147
Pinnacle Foods Inc	532,400	32,976,856
[a] Post Holdings Inc	238,000	18,009,460
		140,225,333
Energy 2.1%
Cabot Oil & Gas Corp., A	679,010	17,891,914
[a] Concho Resources Inc	171,700	27,032,448
[a] Jagged Peak Energy Inc	1,560,000	20,046,000
[d] RPC Inc	567,000	11,453,400
		76,423,762
Financials 8.1%
Affiliated Managers Group Inc	171,000	34,136,730
Arthur J. Gallagher & Co	659,000	45,022,880
CBOE Global Markets Inc	262,000	35,210,180
First Republic Bank	303,000	27,133,650
MarketAxess Holdings Inc	151,500	29,725,815
Moody’s Corp	201,000	32,519,790
The Progressive Corp	396,000	21,423,600
[a] SVB Financial Group	152,100	37,500,255
[a] Western Alliance Bancorp	155,000	9,092,300
Willis Towers Watson PLC	167,600	26,894,772
		298,659,972

Quarterly Statement of Investments | See Notes to Statements of Investments. | 34

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)
	Shares	Value

Common Stocks (continued)
Health Care 14.2%
[a] ABIOMED Inc	45,500	$10,692,500
[a] Acadia Pharmaceuticals Inc	260,049	7,778,066
[a] Agios Pharmaceuticals Inc	55,100	4,339,676
[a] Alkermes PLC	154,000	8,804,180
[a] Alnylam Pharmaceuticals Inc	45,000	5,849,100
[a] BioMarin Pharmaceutical Inc	215,766	19,468,566
[a] Centene Corp	88,000	9,437,120
[a] Cerner Corp	433,502	29,967,993
[a] DexCom Inc	308,314	17,943,875
[a] Edwards Lifesciences Corp	494,600	62,606,468
[a] Exelixis Inc	356,600	10,808,546
[a] Hologic Inc	860,000	36,722,000
[a] Illumina Inc	217,000	50,482,880
[a] Incyte Corp	230,614	20,822,138
[a] Insulet Corp	284,217	21,751,127
[a] Ionis Pharmaceuticals Inc	107,000	5,619,640
[a] iRhythm Technologies Inc	191,450	11,416,163
[a] Jazz Pharmaceuticals PLC	61,000	8,890,140
[a] Mettler-Toledo International Inc	75,500	50,982,130
[a] Neurocrine Biosciences Inc	214,842	18,362,546
[a] Nevro Corp	221,500	17,777,590
[a] Penumbra Inc	136,647	13,610,041
[a] Revance Therapeutics Inc	344,100	11,114,430
[a] Seattle Genetics Inc	89,500	4,680,850
[a] Tesaro Inc	43,045	2,903,816
[a] Waters Corp	140,000	30,185,400
Zoetis Inc	409,000	31,382,570
		524,399,551
Industrials 16.1%
Allegiant Travel Co	66,609	10,607,483
BWX Technologies Inc	314,000	19,920,160
Cummins Inc	69,000	12,972,000
Fortive Corp	363,100	27,602,862
Heico Corp	61,375	4,929,640
Hexcel Corp	646,709	44,202,560
IDEX Corp	175,000	25,109,000
[a] IHS Markit Ltd	861,815	41,134,430
J.B. Hunt Transport Services Inc	281,000	33,953,230
[a] Mercury Systems Inc	239,000	11,476,780
Old Dominion Freight Line Inc	103,000	15,084,350
Republic Services Inc	407,000	28,001,600
Rockwell Automation Inc	311,700	61,495,293
Roper Technologies Inc	327,530	91,901,643
Snap-on Inc	14,700	2,518,257
Stanley Black & Decker Inc	215,000	35,739,450
Textron Inc	329,800	19,349,366
[a] Univar Inc	922,000	27,530,920
[a] Verisk Analytics Inc	472,800	47,303,640
[a] WABCO Holdings Inc	226,000	34,892,140
		595,724,804

|35

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)
	Shares	Value

Common Stocks (continued)
Information Technology 30.8%
[a] 2U Inc	967,000	$71,819,090
[a] Alarm.com Holdings Inc	402,000	15,428,760
Amphenol Corp., A	440,000	40,818,800
Analog Devices Inc	514,000	47,226,320
[a] ANSYS Inc	108,000	17,458,200
[a] Atlassian Corp. PLC (Australia)	315,200	17,017,648
[a] Autodesk Inc	415,000	47,982,300
[a] Black Knight Inc	220,000	10,890,000
[a] Blackline Inc	130,000	4,319,900
Cognex Corp	913,600	56,981,232
[a] Coherent Inc	12,500	3,244,000
[a] CoStar Group Inc	156,700	54,235,437
CSRA Inc	1,000,347	33,291,548
DXC Technology Co	292,000	29,068,600
Fidelity National Information Services Inc	500,900	51,272,124
[a] FleetCor Technologies Inc	180,300	38,313,750
[a] GoDaddy Inc., A	981,800	54,224,814
[a] Guidewire Software Inc	230,000	18,273,500
[a,d] Inphi Corp	550,000	16,428,500
[a] Integrated Device Technology Inc	667,000	19,943,300
[a] InterXion Holding NV (Netherlands)	218,500	13,710,875
KLA-Tencor Corp	325,000	35,685,000
Lam Research Corp	216,000	41,368,320
LogMeIn Inc	182,000	22,895,600
Microchip Technology Inc	474,800	45,210,456
Monolithic Power Systems	169,500	20,190,840
[a] PagSeguro Digital Ltd. (Brazil)	193,500	5,406,390
[a] Q2 Holdings Inc	181,700	7,694,995
[a] Red Hat Inc	204,000	26,801,520
[a] ServiceNow Inc	409,000	60,887,830
[a] Square Inc., A	459,000	21,531,690
Symantec Corp	544,000	14,813,120
[a,d] ViaSat Inc	442,050	33,427,821
[a] Wix.com Ltd. (Israel)	207,700	12,680,085
[a] Workday Inc., A	350,000	41,961,500
[a] Worldpay Inc., A	818,700	65,749,797
[a] Zendesk Inc	480,000	18,489,600
		1,136,743,262
Materials 4.0%
Albemarle Corp	135,000	15,064,650
Avery Dennison Corp	155,000	19,015,400
[a] Axalta Coating Systems Ltd	940,203	29,616,395
Ball Corp	442,000	16,919,760
[a] Ingevity Corp	276,780	20,080,389
Packaging Corp. of America	151,000	18,970,130
Vulcan Materials Co	203,000	27,486,200
		147,152,924

|36

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small-Mid Cap Growth Fund (continued)
	Shares	Value
Common Stocks (continued)
Real Estate 3.3%
[a] CBRE Group Inc	677,100	$30,936,699
Equinix Inc	68,778	31,307,058
[a] SBA Communications Corp., A	340,000	59,330,000
		121,573,757
Total Common Stocks (Cost $2,343,047,786)		3,590,704,028

Preferred Stocks (Cost $7,135,914) 0.2%
Consumer Discretionary 0.2%
[a,b,c] Proterra Inc., pfd., 5, 144A	1,416,913	7,849,556
Total Investments before Short Term Investments (Cost $2,350,183,700)		3,598,553,584

Short Term Investments 4.0%
Money Market Funds (Cost $104,911,411) 2.9%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 0.96%	104,911,411	104,911,411
Investments from Cash Collateral Received for Loaned Securities (Cost
$41,922,950) 1.1%
Money Market Funds 1.1%
[e,f] Institutional Fiduciary Trust Money Market Portfolio, 0.96%	41,922,950	41,922,950
Total Investments (Cost $2,497,018,061) 101.5%.		3,745,387,945
Other Assets, less Liabilities (1.5)%		(54,367,040)
Net Assets 100.0%		$3,691,020,905

[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
[c]See Note 5 regarding restricted securities.
[d]A portion or all of the security is on loan at January 31, 2018.
[e]See Note 7 regarding investments in affiliated management investment companies.
[f]The rate shown is the annualized seven-day yield at period end.

|37

FRANKLIN STRATEGIC SERIES

Consolidated Statement of Investments, January 31, 2018 (unaudited)
Franklin Strategic Income Fund
		Shares/
	Country	Warrants	Value
Common Stocks and Other Equity Interests 0.5%
Consumer Services 0.0%†
a,aa,b Turtle Bay Resort	United States	5,579,940	$1,009,116
Energy 0.5%
[a] Chaparral Energy Inc., A.	United States	338,217	8,370,871
[a,c] Chaparral Energy Inc., A, 144A	United States	3,418	84,596
[a] Chaparral Energy Inc., B.	United States	94,305	2,334,049
[a,d] CHC Group LLC	Cayman Islands	168,355	1,515,195
[a] Energy XXI Gulf Coast Inc	United States	79,578	533,968
[a] Energy XXI Gulf Coast Inc., wts., 12/30/21	United States	47,227	3,684
[a] Halcon Resources Corp	United States	955,276	7,632,655
[a] Halcon Resources Corp., wts., 9/09/20	United States	75,770	67,814
[a] Linn Energy Inc	United States	197,141	7,787,069
[a] Midstates Petroleum Co. Inc	United States	6,826	112,015
[a,b] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	48,362	1,668
			28,443,584
Materials 0.0%†
[a] Verso Corp., A	United States	38,905	624,814
[a] Verso Corp., wts., 7/25/23	United States	4,095	8,190
			633,004
Retailing 0.0%†
[a,b,e] Holdco 2, A	South Africa	125,940,079	106,355
[a,b,e] Holdco 2, B	South Africa	12,532,821	10,584
			116,939
Transportation 0.0%†
[a] CEVA Holdings LLC	United States	1,570	824,234
Total Common Stocks and Other Equity Interests
(Cost $72,041,463)			31,026,877

Management Investment Companies 7.6%
Diversified Financials 7.6%
[f] Franklin Lower Tier Floating Rate Fund.	United States	25,361,119	256,654,521
[f] Franklin Middle Tier Floating Rate Fund	United States	21,833,687	213,096,790
Total Management Investment Companies
(Cost $470,958,729)			469,751,311
Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a,b] CEVA Holdings LLC, cvt. pfd., A-1	United States	62	46,500
[a] CEVA Holdings LLC, cvt. pfd., A-2	United States	3,399	1,784,244
Total Convertible Preferred Stocks
(Cost $5,149,789)			1,830,744

		Principal
		Amount*
Convertible Bonds (Cost $8,996,239) 0.1%
Energy 0.1%
CHC Group LLC/CHC Finance Ltd., cvt., secured note, zero cpn.,
10/01/20	Cayman Islands	4,862,832	6,248,739

Quarterly Statement of Investments | See Notes to Statements of Investments. | 38

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds 49.2%
Automobiles & Components 0.5%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	10,000,000		$10,600,600
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	16,000,000		16,220,000
senior note, 5.125%, 11/15/23	United States	2,900,000		2,979,750
				29,800,350
Banks 4.0%
Bank of America Corp.,
senior bond, 3.248%, 10/21/27	United States	5,000,000		4,890,946
senior note, 3.50%, 4/19/26	United States	46,000,000		46,368,140
[g] senior note, Reg S, 7.75%, 4/30/18	United States	3,700,000	GBP	5,340,636
CIT Group Inc.,
senior note, 5.375%, 5/15/20.	United States	447,000		469,350
senior note, 5.00%, 8/15/22	United States	14,817,000		15,520,808
Citigroup Inc.,
senior note, 3.30%, 4/27/25	United States	2,500,000		2,481,578
senior note, 3.40%, 5/01/26	United States	23,300,000		23,125,112
senior note, 3.20%, 10/21/26.	United States	20,000,000		19,525,929
sub. bond, 5.50%, 9/13/25	United States	10,000,000		11,155,502
sub. note, 4.05%, 7/30/22	United States	5,000,000		5,160,283
[c] ICICI Bank Ltd./Dubai, senior note, 144A, 3.80%, 12/14/27	India	15,800,000		15,327,896
JPMorgan Chase & Co.,
[h] junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter,
Perpetual	United States	10,000,000		10,650,000
[h] junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter,
Perpetual	United States	5,000,000		5,340,625
senior bond, 3.30%, 4/01/26	United States	10,000,000		9,891,826
senior bond, 3.20%, 6/15/26	United States	7,000,000		6,861,017
senior bond, 2.95%, 10/01/26	United States	5,000,000		4,808,757
sub. note, 3.375%, 5/01/23	United States	10,000,000		10,067,152
sub. note, 3.875%, 9/10/24	United States	10,000,000		10,245,179
Royal Bank of Scotland Group PLC, sub. note, 5.125%, 5/28/24	United Kingdom	7,600,000		7,948,422
Wells Fargo & Co.,
[h] junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter,
Perpetual	United States	21,000,000		22,265,250
senior note, 3.00%, 4/22/26	United States	11,000,000		10,676,949
				248,121,357
Capital Goods 1.3%
Aircastle Ltd., senior note, 4.125%, 5/01/24.	United States	25,500,000		25,786,875
[c] Beacon Escrow Corp., senior note, 144A, 4.875%, 11/01/25	United States	15,000,000		15,000,000
CNH Industrial NV, senior bond, 3.85%, 11/15/27.	United Kingdom	6,600,000		6,553,404
Legrand France SA, senior bond, 8.50%, 2/15/25	France	200,000		252,787
[c] Terex Corp., senior note, 144A, 5.625%, 2/01/25	United States	14,600,000		15,074,500
[c] Vertiv Group Corp., senior note, 144A, 9.25%, 10/15/24	United States	16,900,000		18,326,022
				80,993,588
Commercial & Professional Services 0.9%
[c] IHS Markit Ltd., senior note, 144A, 4.00%, 3/01/26	United States	11,700,000		11,451,375
United Rentals North America Inc., senior bond, 5.875%, 9/15/26 .	United States	20,500,000		22,037,500
[c] West Corp., senior note, 144A, 8.50%, 10/15/25	United States	20,300,000		20,097,000
				53,585,875

|39

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Consumer Durables & Apparel 1.1%
[c] Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	25,100,000		$25,466,460
KB Home,
senior bond, 7.50%, 9/15/22	United States	5,000,000		5,706,250
senior note, 7.00%, 12/15/21.	United States	10,000,000		11,050,000
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	24,600,000		25,644,270
				67,866,980
Consumer Services 1.9%
[c] 1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 5.00%, 10/15/25.	Canada	11,500,000		11,571,875
senior secured note, first lien, 144A, 4.25%, 5/15/24	Canada	9,000,000		8,865,000
[c] Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	1,600,000		1,658,000
[c] International Game Technology PLC,
senior secured bond, 144A, 6.50%, 2/15/25	United States	13,200,000		14,718,000
senior secured note, 144A, 6.25%, 2/15/22	United States	15,000,000		16,106,250
[c] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	8,900,000		9,033,500
senior note, 144A, 5.25%, 6/01/26	United States	9,100,000		9,304,750
Marriott International Inc., senior bond, 3.75%, 10/01/25.	United States	30,000,000		30,342,821
[c] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond,
144A, 5.50%, 3/01/25	United States	13,700,000		13,862,688
[c] Wynn Macau Ltd., senior note, 144A, 4.875%, 10/01/24	Macau	5,200,000		5,203,276
				120,666,160
Diversified Financials 2.5%
Capital One Financial Corp., senior note, 3.20%, 2/05/25	United States	20,000,000		19,536,115
The Goldman Sachs Group Inc.,
senior note, 3.50%, 1/23/25	United States	33,800,000		33,784,607
senior note, 3.75%, 2/25/26	United States	15,000,000		15,167,091
[c] Lincoln Finance Ltd., senior secured note, 144A, 6.875%, 4/15/21 .	Netherlands	8,400,000	EUR	10,916,479
Morgan Stanley,
senior bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28	United States	10,000,000		9,910,174
senior note, 3.875%, 1/27/26.	United States	43,100,000		44,086,358
Navient Corp.,
senior note, 5.875%, 3/25/21.	United States	5,000,000		5,193,750
senior note, 6.625%, 7/26/21.	United States	8,000,000		8,520,000
senior note, 6.125%, 3/25/24.	United States	10,000,000		10,250,000
				157,364,574
Energy 4.9%
Anadarko Petroleum Corp., senior bond, 7.95%, 6/15/39	United States	1,200,000		1,696,159
[c] BG Energy Capital PLC, senior bond, 144A, 5.125%, 10/15/41	United Kingdom	600,000		701,141
[i] BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior
bond, 7.875%, 4/15/22	United States	12,500,000		750,000
[c] California Resources Corp., secured note, second lien, 144A,
8.00%, 12/15/22	United States	7,852,000		6,600,588
[c] Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 144A, 11.50%, 1/15/21	United States	8,900,000		10,090,375
Cheniere Corpus Christi Holdings LLC,
senior secured note, first lien, 7.00%, 6/30/24	United States	8,800,000		10,026,500
senior secured note, first lien, 5.875%, 3/31/25	United States	8,200,000		8,850,875

|40

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Energy (continued)
[c] Cheniere Energy Partners LP, senior secured note, first lien, 144A,
5.25%, 10/01/25	United States	11,900,000	$12,152,875
CNOOC Finance 2015 USA LLC, senior note, 3.50%, 5/05/25	China	12,800,000	12,664,448
CONSOL Energy Inc., senior note, 5.875%, 4/15/22.	United States	20,000,000	20,575,000
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20 .	United States	11,000,000	12,117,270
Energy Transfer LP/Regency Energy Finance Corp., senior note,
5.00%, 10/01/22	United States	10,000,000	10,566,021
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	10,000,000	10,649,416
Energy Transfer Partners LP/Regency Energy Finance Corp.,
senior note, 5.875%, 3/01/22	United States	1,300,000	1,405,201
[c,j] EnQuest PLC, senior note, 144A, PIK, 7.00%, 10/15/23	United Kingdom	12,420,408	10,734,566
Enterprise Products Operating LLC, senior bond, 6.125%,
10/15/39	United States	200,000	248,816
Exxon Mobil Corp., senior bond, 4.114%, 3/01/46	United States	1,900,000	2,059,435
[c] Gaz Capital SA (OJSC Gazprom), loan participation, senior note,
144A, 3.85%, 2/06/20	Russia	20,000,000	20,223,000
Kinder Morgan Inc.,
senior bond, 4.30%, 6/01/25	United States	17,000,000	17,632,962
senior note, 3.15%, 1/15/23	United States	9,000,000	8,906,615
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
senior note, 7.25%, 2/15/21	United States	20,000,000	20,375,000
Oceaneering International Inc., senior note, 4.65%, 11/15/24	United States	2,100,000	2,042,355
Sabine Pass Liquefaction LLC,
senior secured note, first lien, 5.625%, 2/01/21	United States	20,000,000	21,329,734
senior secured note, first lien, 5.625%, 4/15/23	United States	6,200,000	6,762,803
senior secured note, first lien, 5.625%, 3/01/25	United States	5,000,000	5,473,666
Sanchez Energy Corp., senior note, 6.125%, 1/15/23	United States	6,000,000	5,280,000
[c] Sinopec Group Overseas Development 2016 Ltd., senior note,
144A, 2.75%, 9/29/26	China	12,800,000	11,898,816
[c] Sunoco LP/Sunoco Finance Corp., senior note, 144A, 4.875%,
1/15/23	United States	5,900,000	6,024,018
[c,j] W&T Offshore Inc.,
secured note, second lien, 144A, PIK, 9.00%, 5/15/20	United States	5,321,977	5,095,793
senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21	United States	4,745,765	3,842,430
Weatherford International Ltd.,
senior note, 7.75%, 6/15/21	United States	9,000,000	9,573,750
senior note, 8.25%, 6/15/23	United States	10,500,000	11,130,000
[c] Woodside Finance Ltd.,
senior bond, 144A, 3.70%, 3/15/28	Australia	7,100,000	6,954,698
senior note, 144A, 3.70%, 9/15/26	Australia	5,400,000	5,347,064
			299,781,390
Food & Staples Retailing 0.8%
[c] Aramark Services Inc., senior bond, 144A, 5.00%, 2/01/28	United States	7,600,000	7,728,250
Kroger Co., senior bond, 2.65%, 10/15/26	United States	15,300,000	14,039,395
Walgreens Boots Alliance Inc., senior note, 3.80%, 11/18/24	United States	30,000,000	30,434,716
			52,202,361
Food, Beverage & Tobacco 1.5%
Bunge Ltd. Finance Corp., senior note, 3.25%, 8/15/26.	United States	2,000,000	1,897,182
Coca-Cola Femsa SAB de CV, senior bond, 5.25%, 11/26/43	Mexico	1,800,000	2,102,313
[c] Imperial Brands Finance PLC, senior note, 144A, 3.50%, 2/11/23 .	United Kingdom	20,400,000	20,508,691
Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	25,400,000	23,915,304

|41

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Food, Beverage & Tobacco (continued)
[c] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24	United States	6,500,000	$6,630,000
senior note, 144A, 4.875%, 11/01/26	United States	16,500,000	16,871,250
[c] Post Holdings Inc.,
senior bond, 144A, 5.625%, 1/15/28	United States	10,000,000	9,978,500
senior note, 144A, 5.50%, 3/01/25	United States	8,000,000	8,260,000
Reynolds American Inc., senior note, 4.45%, 6/12/25	United Kingdom	1,900,000	1,992,402
			92,155,642
Health Care Equipment & Services 2.4%
Anthem Inc., senior bond, 3.30%, 1/15/23	United States	2,000,000	2,009,847
[c] Avantor Inc., senior secured note, first lien, 144A, 6.00%,
10/01/24	United States	18,000,000	18,202,500
Centene Corp., senior note, 4.75%, 5/15/22	United States	12,000,000	12,540,000
CHS/Community Health Systems Inc.,
senior note, 7.125%, 7/15/20.	United States	2,000,000	1,750,000
senior note, 6.875%, 2/01/22.	United States	8,300,000	5,924,125
senior secured note, first lien, 6.25%, 3/31/23	United States	3,900,000	3,627,000
DaVita Inc.,
senior bond, 5.125%, 7/15/24	United States	10,000,000	10,094,050
senior bond, 5.00%, 5/01/25	United States	9,300,000	9,288,375
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	15,000,000	16,125,000
senior bond, 5.875%, 2/15/26	United States	3,000,000	3,146,250
senior secured bond, first lien, 5.875%, 3/15/22	United States	5,000,000	5,393,750
senior secured bond, first lien, 5.25%, 4/15/25	United States	10,000,000	10,516,600
senior secured bond, first lien, 5.50%, 6/15/47	United States	12,000,000	12,277,500
[c] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%,
6/01/24	United States	11,100,000	11,946,375
[c,j] Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%,
12/01/22	United States	2,900,000	3,026,875
Stryker Corp., senior bond, 3.50%, 3/15/26	United States	4,800,000	4,875,448
Tenet Healthcare Corp.,
senior note, 5.50%, 3/01/19	United States	7,000,000	7,166,250
senior note, 8.125%, 4/01/22.	United States	5,000,000	5,178,150
senior note, 6.75%, 6/15/23	United States	2,700,000	2,673,000
			145,761,095
Insurance 0.7%
[c] Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24,
FRN thereafter, 10/16/44	Japan	35,000,000	37,059,750
Prudential Financial Inc., senior note, 3.50%, 5/15/24	United States	4,700,000	4,790,536
			41,850,286
Materials 6.6%
ArcelorMittal,
senior note, 6.00%, 3/01/21	France	17,600,000	18,931,176
senior note, 6.125%, 6/01/25.	France	2,700,000	3,091,500
[j] ARD Finance SA, secured note, PIK, 7.125%, 9/15/23	Luxembourg	1,300,000	1,366,625
[c] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.00%, 6/30/21	Luxembourg	5,100,000	5,243,438
senior note, 144A, 6.00%, 2/15/25	Luxembourg	11,500,000	11,931,250

|42

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Materials (continued)
[c] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	21,200,000		$22,180,500
[c] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%,
4/01/24	Mexico	5,800,000		6,116,448
[c] Cemex SAB de CV,
senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	15,000,000		15,775,650
senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	4,000,000		4,259,960
[c] Ceramtec Group GmbH, senior note, 144A, 8.25%, 8/15/21	Germany	11,900,000	EUR	15,472,030
The Chemours Co., senior note, 6.625%, 5/15/23	United States	21,000,000		22,205,400
[c] Crown Americas LLC/Crown Americas Capital Corp., senior note,
144A, 4.75%, 2/01/26	United States	7,100,000		7,171,000
[c] First Quantum Minerals Ltd.,
senior note, 144A, 7.00%, 2/15/21	Zambia	8,000,000		8,295,000
senior note, 144A, 7.25%, 4/01/23	Zambia	7,200,000		7,641,000
[c] FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
5.125%, 5/15/24	Australia	7,700,000		7,834,403
Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	26,000,000		26,552,500
[c] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%,
11/15/21	Switzerland	13,300,000		14,148,049
[c] Glencore Funding LLC,
senior note, 144A, 4.125%, 5/30/23	Switzerland	5,000,000		5,147,075
senior note, 144A, 4.625%, 4/29/24	Switzerland	2,500,000		2,619,763
[c] INVISTA Finance LLC, senior secured note, 144A, 4.25%,
10/15/19	United States	30,000,000		30,562,500
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	20,400,000		21,140,928
[c] New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	6,900,000		7,296,750
[c] Northwest Acquisitions ULC/Dominion Finco Inc., secured note,
second lien, 144A, 7.125%, 11/01/22	Canada	3,800,000		3,923,500
[c] Novelis Corp., senior bond, 144A, 5.875%, 9/30/26	United States	19,400,000		20,030,500
[c] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	7,800,000		8,151,000
senior note, 144A, 5.875%, 8/15/23	United States	12,500,000		13,304,687
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds
Group Issuer Luxembourg SA,
[c] senior note, 144A, 7.00%, 7/15/24	United States	5,600,000		5,967,500
senior secured note, first lien, 5.75%, 10/15/20	United States	6,396,111		6,508,043
[c] senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	5,900,000		6,084,375
[c,k] senior secured note, first lien, 144A, FRN, 5.222%,
(3-month USD LIBOR + 3.50%), 7/15/21.	United States	6,500,000		6,630,000
[c] Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24.	United States	11,300,000		12,006,250
senior bond, 144A, 5.50%, 9/15/25	United States	2,600,000		2,808,000
senior note, 144A, 4.875%, 12/01/22	United States	11,300,000		11,850,875
[c] Sociedad Quimica y Minera de Chile SA, senior note, 144A,
3.625%, 4/03/23	Chile	1,500,000		1,524,450
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	9,700,000		10,112,250
senior note, 5.125%, 10/01/21	United States	9,200,000		9,453,000
[c] SunCoke Energy Partners LP/SunCoke Energy Partners Finance
Corp., senior note, 144A, 7.50%, 6/15/25	United States	19,500,000		20,523,750
				403,861,125

|43

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Media 5.6%
[c] Altice Financing SA, secured bond, 144A, 7.50%, 5/15/26	Luxembourg	3,000,000		$3,120,000
[c] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%,
5/15/26	United States	22,000,000		22,550,000
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	18,000,000		18,315,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	8,500,000		8,717,812
[c] senior bond, 144A, 5.375%, 5/01/25	United States	13,000,000		13,227,500
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22.	United States	3,000,000		3,090,000
senior note, 6.50%, 11/15/22.	United States	5,000,000		5,172,350
senior sub. note, 7.625%, 3/15/20	United States	900,000		891,000
senior sub. note, 7.625%, 3/15/20	United States	6,400,000		6,376,000
CSC Holdings LLC, senior note, 6.75%, 11/15/21.	United States	22,000,000		23,650,000
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	10,000,000		9,416,000
senior note, 6.75%, 6/01/21	United States	4,000,000		4,200,000
senior note, 5.875%, 7/15/22.	United States	3,000,000		2,996,250
senior note, 5.875%, 11/15/24	United States	8,000,000		7,615,000
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	13,000,000		9,490,000
senior secured note, first lien, 9.00%, 9/15/22	United States	8,100,000		5,913,000
[c] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	21,300,000		22,058,706
[c] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	14,600,000		15,293,500
senior bond, 144A, 5.375%, 4/15/25	United States	10,000,000		10,275,000
Tegna Inc.,
senior bond, 6.375%, 10/15/23	United States	12,000,000		12,583,200
[c] senior bond, 144A, 5.50%, 9/15/24	United States	2,800,000		2,922,500
senior note, 5.125%, 7/15/20.	United States	9,800,000		9,996,000
Time Warner Cable LLC, senior note, 4.00%, 9/01/21.	United States	15,600,000		15,915,311
Time Warner Inc., senior bond, 2.95%, 7/15/26	United States	25,400,000		23,527,714
[c] Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
senior secured note, first lien, 144A, 5.625%, 4/15/23	Germany	1,330,000	EUR	1,715,985
[c] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25.	Germany	18,000,000		19,012,500
[c] Univision Communications Inc., senior secured note, first lien,
144A, 5.125%, 2/15/25	United States	25,000,000		24,312,500
[c] Virgin Media Finance PLC, senior bond, 144A, 6.375%, 10/15/24 .	United Kingdom	9,600,000	GBP	14,632,131
[c] Virgin Media Secured Finance PLC, senior secured bond, first lien,
144A, 5.50%, 1/15/25	United Kingdom	14,000,000		14,262,500
[c] Ziggo Secured Finance BV, senior secured bond, 144A, 4.25%,
1/15/27	Netherlands	8,600,000	EUR	11,032,744
				342,280,203
Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Actavis Funding SCS, senior bond, 3.80%, 3/15/25	United States	25,000,000		25,139,460
Baxalta Inc., senior note, 4.00%, 6/23/25	United States	25,000,000		25,447,635
Biogen Inc., senior note, 3.625%, 9/15/22	United States	14,900,000		15,335,758
Celgene Corp., senior bond, 3.45%, 11/15/27	United States	7,900,000		7,741,212
[c,j] Eagle Holdings Co. II LLC, senior note, 144A, PIK, 7.625%,
5/15/22	United States	3,300,000		3,370,125
[c] Endo DAC/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	11,900,000		9,006,872
senior note, 144A, 6.00%, 7/15/23	United States	5,000,000		3,943,750

|44

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
[c] Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
senior note, 144A, 6.375%, 8/01/23	United States	12,900,000	$13,383,750
[c] Valeant Pharmaceuticals International, senior note, 144A,
6.375%, 10/15/20	United States	9,000,000	9,067,500
[c] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	3,100,000	2,786,745
senior note, 144A, 5.50%, 3/01/23	United States	8,000,000	7,223,040
senior note, first lien, 144A, 7.00%, 3/15/24	United States	2,100,000	2,238,474
			124,684,321
Real Estate 1.2%
[l] American Homes 4 Rent LP, senior bond, 4.25%, 2/15/28	United States	8,000,000	7,955,360
American Tower Corp., senior bond, 3.375%, 10/15/26	United States	28,900,000	27,904,018
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	25,000,000	25,812,500
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	4,200,000	4,347,000
senior bond, 5.00%, 10/15/27	United States	10,700,000	10,621,890
			76,640,768
Retailing 1.0%
[c] Amazon.com Inc., senior note, 144A, 2.80%, 8/22/24	United States	8,900,000	8,747,452
Home Depot Inc., senior note, 2.125%, 9/15/26	United States	15,000,000	13,757,458
JD.com Inc., senior note, 3.125%, 4/29/21.	China	2,000,000	1,982,020
[e,j] K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
3.00%, 12/31/22	South Africa	9,545,517	285,604
[e,j] K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
25.00%, 12/31/22	South Africa	1,665,603	1,262,781
Netflix Inc.,
senior bond, 5.875%, 2/15/25	United States	10,000,000	10,727,800
senior bond, 4.375%, 11/15/26	United States	11,800,000	11,564,000
[c] PetSmart Inc., senior note, 144A, 7.125%, 3/15/23.	United States	20,000,000	12,675,000
			61,002,115
Semiconductors & Semiconductor Equipment 0.3%
Qorvo Inc.,
senior bond, 7.00%, 12/01/25	United States	4,300,000	4,665,500
senior note, 6.75%, 12/01/23.	United States	10,000,000	10,687,500
Xilinx Inc., senior note, 2.125%, 3/15/19	United States	826,000	822,432
			16,175,432
Software & Services 1.5%
[c] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	19,800,000	19,923,750
[c] First Data Corp.,
secured note, second lien, 144A, 5.75%, 1/15/24	United States	22,400,000	23,233,056
senior note, 144A, 7.00%, 12/01/23	United States	7,500,000	7,917,225
Fiserv Inc., senior bond, 3.85%, 6/01/25	United States	8,400,000	8,652,059
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	20,000,000	20,725,000
[c] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	9,500,000	9,712,124
			90,163,214

|45

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Technology Hardware & Equipment 0.6%
[c] CommScope Technologies LLC, senior bond, 144A, 6.00%,
6/15/25	United States	16,600,000	$17,549,354
[c] Dell International LLC/EMC Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	2,500,000	2,595,325
senior note, 144A, 7.125%, 6/15/24	United States	12,600,000	13,770,000
Juniper Networks Inc., senior bond, 5.95%, 3/15/41	United States	1,200,000	1,318,759
Tech Data Corp., senior bond, 4.95%, 2/15/27	United States	1,900,000	1,985,709
			37,219,147
Telecommunication Services 2.8%
AT&T Inc., senior bond, 3.40%, 5/15/25	United States	20,000,000	19,504,989
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	3,500,000	3,417,925
senior bond, 5.625%, 4/01/25	United States	2,700,000	2,504,250
[c] Digicel Group Ltd.,
senior note, 144A, 8.25%, 9/30/20	Bermuda	10,000,000	9,955,950
senior note, 144A, 7.125%, 4/01/22	Bermuda	3,000,000	2,830,125
[c] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	10,000,000	9,926,050
Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	17,200,000	18,232,000
Intelsat Jackson Holdings SA,
senior note, 7.25%, 10/15/20.	Luxembourg	15,000,000	13,218,750
senior note, 7.50%, 4/01/21	Luxembourg	5,000,000	4,281,250
Sprint Communications Inc.,
senior note, 6.00%, 11/15/22.	United States	10,000,000	10,000,000
[c] senior note, 144A, 9.00%, 11/15/18	United States	816,000	854,270
[c] senior note, 144A, 7.00%, 3/01/20	United States	5,000,000	5,350,000
[c] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, first lien,
144A, 3.36%, 3/20/23	United States	14,812,500	14,905,078
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	5,000,000	5,325,250
senior bond, 6.375%, 3/01/25	United States	14,700,000	15,673,875
senior note, 6.00%, 4/15/24	United States	4,200,000	4,467,750
senior note, 5.125%, 4/15/25.	United States	6,000,000	6,210,000
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	22,000,000	24,180,587
			170,838,099
Transportation 1.5%
[c] DAE Funding LLC,
senior note, 144A, 4.50%, 8/01/22	United Arab Emirates	6,000,000	6,007,500
senior note, 144A, 5.00%, 8/01/24	United Arab Emirates	14,000,000	13,935,950
FedEx Corp., senior bond, 3.25%, 4/01/26	United States	25,400,000	25,302,260
[c] Park Aerospace Holdings Ltd.,
senior note, 144A, 5.25%, 8/15/22	Ireland	5,000,000	4,940,400
senior note, 144A, 5.50%, 2/15/24	Ireland	17,400,000	17,313,000
[c] Transurban Finance Co. Pty. Ltd., senior secured bond, 144A,
3.375%, 3/22/27	Australia	11,400,000	10,961,157
United Airlines Pass Through Trust, second lien, 2016-1, A,
3.45%, 1/07/30.	United States	13,435,947	13,341,724
			91,801,991

|46

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Utilities 3.6%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	9,000,000	$8,550,000
senior note, 5.375%, 1/15/23.	United States	10,000,000	9,912,500
[c] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	2,000,000	2,050,000
[c] Colbun SA, senior note, 144A, 3.95%, 10/11/27.	Chile	6,200,000	6,196,063
Dominion Energy Inc., senior bond, 2.85%, 8/15/26	United States	11,400,000	10,837,582
[c] Dynegy Inc., senior note, 144A, 8.00%, 1/15/25	United States	28,300,000	30,917,750
[c,h] EDF SA,
junior sub. bond, 144A, 5.625% to 1/22/24, FRN thereafter,
Perpetual	France	5,000,000	5,165,225
junior sub. note, 144A, 5.25% to 1/29/23, FRN thereafter,
Perpetual	France	25,000,000	25,535,125
Exelon Corp., senior bond, 3.95%, 6/15/25	United States	18,500,000	18,988,472
[c] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	25,000,000	24,815,500
The Southern Co., senior bond, 3.25%, 7/01/26	United States	32,300,000	31,203,286
[c] State Grid Overseas Investments 2016 Ltd., senior note, 144A,
3.50%, 5/04/27.	China	12,800,000	12,588,096
[c] Talen Energy Supply LLC,
senior note, 144A, 9.50%, 7/15/22	United States	15,900,000	16,702,950
senior note, 144A, 10.50%, 1/15/26	United States	8,100,000	8,191,125
[c] Three Gorges Finance I Cayman Islands Ltd., senior note, 144A,
3.15%, 6/02/26.	China	12,800,000	12,274,560
			223,928,234
Total Corporate Bonds (Cost $3,026,561,950)			3,028,744,307

[k] Senior Floating Rate Interests 8.8%
Automobiles & Components 0.2%
Allison Transmission Inc., Term Loans, 3.57%, (LIBOR + 2.00%),
9/23/22	United States	2,324,993	2,343,641
TI Group Automotive Systems LLC, Initial US Term Loan, 4.073%,
(LIBOR + 2.50%), 6/30/22	United States	9,315,471	9,388,244
			11,731,885
Capital Goods 0.1%
Doncasters U.S. Finance LLC, Second Lien Term Loan, 9.943%,
(LIBOR + 8.25%), 10/09/20	United States	736,591	722,473
Harsco Corp., Term B-1 Loan, 4.625%, (LIBOR + 3.00%),
12/10/24	United States	2,302,272	2,338,245
Leidos Innovations Corp., Term Loan B, 3.625%, (LIBOR +
2.00%), 8/16/23	United States	1,583,978	1,599,653
			4,660,371
Commercial & Professional Services 0.1%
KAR Auction Services Inc., Term Loan B, 4.25%, (LIBOR +
2.50%), 3/09/23	United States	7,340,579	7,421,633
Ventia Pty. Ltd., Term B Loans (USD), 5.193%, (LIBOR + 3.50%),
5/21/22	Australia	835,556	848,089
			8,269,722

|47

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

[k] Senior Floating Rate Interests (continued)
Consumer Services 0.5%
Aristocrat Technologies Inc., Term B-2 Loans, 3.745%, (LIBOR +
2.00%), 10/20/21	United States	1,676,538	$1,691,657
Avis Budget Car Rental LLC, Tranche B Term Loan, 3.70%,
(LIBOR + 2.00%), 3/15/22	United States	6,407,847	6,438,886
Eldorado Resorts Inc., Initial Term Loan, 3.813% - 3.875%,
(LIBOR + 2.25%), 4/17/24	United States	3,508,476	3,517,978
Fitness International LLC, Term A Loan, 4.943%, (LIBOR +
3.25%), 4/01/20	United States	15,116,296	15,154,087
Greektown Holdings LLC, Initial Term Loan, 4.323%, (LIBOR +
2.75%), 4/25/24	United States	3,025,681	3,038,918
NVA Holdings Inc., Second Lien Term Loan, 8.693%, (LIBOR +
7.00%), 8/14/22	United States	867,941	876,078
			30,717,604
Diversified Financials 0.1%
First Eagle Holdings Inc., Initial Term Loans, 4.693%, (LIBOR +
3.00%), 12/01/22	United States	5,229,137	5,305,943
Russell Investments U.S. Institutional Holdco Inc., Term Loan B,
5.943%, (LIBOR + 4.25%), 6/01/23.	United States	3,551,379	3,593,551
			8,899,494
Energy 1.7%
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 7.323%, (LIBOR + 5.75%),
8/14/20	United States	25,366,466	24,835,343
Second Lien Initial Term Loan, 12.323%, (LIBOR + 10.75%),
2/16/21	United States	16,760,827	16,174,198
Fieldwood Energy LLC, Loans, 4.568%, (LIBOR + 2.875%),
10/01/18	United States	49,391,396	48,774,004
Foresight Energy LLC, Term Loans, 7.443%, (LIBOR + 5.75%),
3/28/22	United States	4,225,591	4,105,867
OSG Bulk Ships Inc., Initial Term Loan, 5.65%, (LIBOR + 4.25%),
8/05/19	United States	9,459,728	9,211,410
			103,100,822
Food & Staples Retailing 0.3%
Aramark Corp., U.S. Term B-1 Loan, 3.573%, (LIBOR + 2.00%),
3/11/25	United States	3,920,370	3,957,123
Smart & Final Stores LLC, First Lien Term Loan, 5.193%, (LIBOR
+ 3.50%), 11/15/22	United States	11,875,171	11,716,840
			15,673,963
Food, Beverage & Tobacco 0.5%
CSM Bakery Supplies LLC, Second Lien Term Loan, 9.45%,
(LIBOR + 7.75%), 7/03/21	United States	10,000,000	9,800,000
JBS USA LUX SA, New Initial Term Loans, 4.10%, (LIBOR +
2.50%), 10/30/22	Brazil	23,672,009	23,564,752
			33,364,752
Health Care Equipment & Services 0.0%†
U.S. Renal Care Inc., Initial Term Loan, 5.943%, (LIBOR + 4.25%),
12/31/22	United States	991,115	991,487

|48

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

[k] Senior Floating Rate Interests (continued)
Household & Personal Products 0.1%
Spectrum Brands Inc., USD Term Loans, 3.397% - 3.651%,
(LIBOR + 2.00%), 6/23/22	United States	4,165,878	$4,191,136
Materials 1.1%
Ashland LLC, Term B Loan, 3.573% - 3.574%, (LIBOR + 2.00%),
5/17/24	United States	4,123,896	4,167,713
Chemours Co., Tranche B-1 US Term Loans, 4.08%, (LIBOR +
2.50%), 5/12/22	United States	23,093,437	23,324,371
[m,n] Crown Americas LLC, Term B Loans, TBD, 1/29/25	United States	988,346	1,001,141
Cyanco Intermediate Corp., Initial Term Loan, 6.073%, (LIBOR +
4.50%), 5/01/20	United States	7,465,932	7,596,585
OCI Beaumont LLC, Term B-3 Loan, 8.172%, (LIBOR + 6.75%),
8/20/19	United States	9,066,739	9,227,356
Oxbow Carbon LLC,
Second Lien Initial Term Loan, 9.073%, (LIBOR + 7.50%),
1/04/24	United States	2,161,171	2,193,589
Tranche A Term Loan, 4.323%, (LIBOR + 2.75%), 1/04/22	United States	13,625,000	13,642,031
Tranche B Term Loan, 5.323%, (LIBOR + 3.75%), 1/04/23	United States	7,830,000	7,937,663
			69,090,449
Media 0.6%
Altice U.S. Finance I Corp., March 2017 Refinancing Term Loan
Commitments, 3.823%, (LIBOR + 2.25%), 7/28/25	United States	1,976,179	1,976,179
AMC Entertainment Holdings Inc.,
2016 Incremental Term Loans, 3.809%, (LIBOR + 2.25%),
12/15/23	United States	4,563,105	4,583,069
Initial Term Loans, 3.809%, (LIBOR + 2.25%), 12/15/22	United States	5,972,435	6,000,636
Charter Communications Operating LLC, Term Loan A-2, 3.08%,
(LIBOR + 1.50%), 3/31/23	United States	9,314,263	9,331,727
CSC Holdings LLC, March 2017 Incremental Term Loans, 3.809%,
(LIBOR + 2.25%), 7/17/25	United States	12,861,412	12,915,674
Lions Gate Entertainment Corp., Term A Loan, 3.567%, (LIBOR +
2.00%), 12/08/21	United States	5,112,242	5,125,023
			39,932,308
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial
Term Loans, 5.875%, (LIBOR + 4.25%), 4/29/24	United States	19,911,144	19,994,113
Grifols Worldwide Operations USA Inc., Tranche B Term Loan,
3.715%, (LIBOR + 2.25%), 1/31/25.	United States	12,954,757	13,050,298
Syneos Health Inc., Initial Term B Loans, 3.823%, (LIBOR +
2.25%), 8/01/24	United States	5,937,492	5,970,891
Valeant Pharmaceuticals International Inc., Series F Tranche B
Term Loan, 5.06%, (LIBOR + 3.50%), 4/01/22	United States	6,563,891	6,669,321
			45,684,623
Retailing 1.1%
Ascena Retail Group Inc., Tranche B Term Loan, 6.125%, (LIBOR
+ 4.50%), 8/21/22	United States	35,164,991	31,531,287
Jo-Ann Stores Inc., Initial Loans, 6.551%, (LIBOR + 5.00%),
10/23/23	United States	12,710,791	12,631,348
PetSmart Inc., Tranche B-2 Loans, 4.57%, (LIBOR + 3.00%),
3/11/22	United States	25,819,245	21,123,370
			65,286,005

|49

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

[k] Senior Floating Rate Interests (continued)
Semiconductors & Semiconductor Equipment 0.3%
MACOM Technology Solutions Holdings Inc., Initial Term Loans,
3.823%, (LIBOR + 2.25%), 5/17/24.	United States	2,985,000	$2,997,125
MKS Instruments Inc., Tranche B-3 Term Loans, 3.573%, (LIBOR
+ 2.00%), 4/29/23	United States	3,112,942	3,135,318
ON Semiconductor Corp., 2017 Replacement Term B-2 Loans,
3.573%, (LIBOR + 2.00%), 3/31/23.	United States	12,130,482	12,228,205
			18,360,648
Software & Services 0.1%
Rackspace Hosting Inc., Term B Loans, 4.385%, (LIBOR +
3.00%), 11/03/23	United States	3,837,169	3,876,231
Wex Inc., Term B Loan, 3.823%, (LIBOR + 2.25%), 7/01/23	United States	1,877,170	1,901,025
			5,777,256
Technology Hardware & Equipment 0.2%
Ciena Corp., Refinancing Term Loan, 4.061%, (LIBOR + 2.50%),
1/28/22	United States	1,844,806	1,854,030
Commscope Inc., Tranche 5 Term Loans, 3.573%, (LIBOR +
2.00%), 12/29/22	United States	814,871	821,747
Western Digital Corp., U.S. Term B-3 Loan, 3.561%, (LIBOR +
2.00%), 4/29/23	United States	9,761,341	9,843,707
			12,519,484
Telecommunication Services 0.1%
Consolidated Communications Inc., Initial Term Loan, 4.57%,
(LIBOR + 3.00%), 10/05/23	United States	2,381,060	2,353,380
Global Tel*Link Corp., Term Loan, 5.693%, (LIBOR + 4.00%),
5/23/20	United States	2,790,208	2,816,367
			5,169,747
Transportation 0.6%
Air Canada, Term Loan, 3.745%, (LIBOR + 2.25%), 10/06/23	Canada	549,182	552,615
The Hertz Corp., Tranche B-1 Term Loan, 4.33%, (LIBOR +
2.75%), 6/30/23	United States	9,138,506	9,155,010
International Seaways Operating Corp., Initial Term Loans, 7.08%,
(LIBOR + 5.50%), 6/22/22	United States	8,393,750	8,451,457
Navios Maritime Midstream Partners LP, Initital Term Loan, 6.13%,
(LIBOR + 4.50%), 6/18/20	Marshall Islands	13,196,375	13,185,382
XPO Logistics Inc., Loans, 3.958%, (LIBOR + 2.25%), 11/01/21	United States	2,737,990	2,762,802
			34,107,266
Utilities 0.4%
EFS Cogen Holdings I LLC (Linden), Term B Advance, 4.95%,
(LIBOR + 3.25%), 6/28/23	United States	6,378,985	6,446,761
Lightstone Holdco LLC,
Initial Term B Loan, 6.073%, (LIBOR + 4.50%), 1/30/24	United States	8,682,923	8,757,344
Initial Term C Loan, 6.073%, (LIBOR + 4.50%), 1/30/24	United States	551,340	556,066
NRG Energy Inc., Term Loans, 3.943%, (LIBOR + 2.25%),
6/30/23	United States	8,500,550	8,563,123
			24,323,294
Total Senior Floating Rate Interests
(Cost $543,458,127)			541,852,316

|50

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*			Value

Foreign Government and Agency Securities 7.0%
[c,l] The Export-Import Bank of India, senior note, 144A, 3.875%,
2/01/28	India	16,000,000			$15,911,760
Government of Hungary, 5.375%, 2/21/23.	Hungary	16,250,000			17,909,937
Government of Indonesia,
senior bond, FR34, 12.80%, 6/15/21	Indonesia	169,210,000,000		IDR	15,365,199
senior bond, FR36, 11.50%, 9/15/19	Indonesia	35,400,000,000		IDR	2,896,570
senior bond, FR39, 11.75%, 8/15/23	Indonesia	29,150,000,000		IDR	2,749,311
senior bond, FR44, 10.00%, 9/15/24	Indonesia	8,340,000,000		IDR	750,808
senior bond, FR56, 8.375%, 9/15/26	Indonesia	532,400,000,000		IDR	45,084,111
senior bond, FR70, 8.375%, 3/15/24	Indonesia	140,000,000,000		IDR	11,720,856
Government of Malaysia, senior bond, 4.378%, 11/29/19	Malaysia	103,000,000		MYR	26,912,545
Government of Mexico,
senior bond, M, 6.50%, 6/10/21	Mexico	4,690,000	[o]	MXN	24,486,213
senior note, M 10, 8.50%, 12/13/18	Mexico	16,200,000	[o]	MXN	87,706,800
[c] Government of Serbia,
senior note, 144A, 4.875%, 2/25/20	Serbia	29,400,000			30,392,103
senior note, 144A, 7.25%, 9/28/21	Serbia	15,000,000			16,999,800
[c] Government of Ukraine,
144A, 7.75%, 9/01/22.	Ukraine	2,200,000			2,401,905
144A, 7.75%, 9/01/23.	Ukraine	4,355,000			4,741,397
144A, 7.75%, 9/01/24.	Ukraine	4,355,000			4,719,775
144A, 7.75%, 9/01/25.	Ukraine	4,355,000			4,698,762
144A, 7.75%, 9/01/26.	Ukraine	4,355,000			4,657,019
144A, 7.75%, 9/01/27.	Ukraine	4,354,000			4,653,991
[a,p] 144A, VRI, GDP Linked Security, 5/31/40	Ukraine	20,490,000			13,990,265
Nota Do Tesouro Nacional,
10.00%, 1/01/21	Brazil	97,200	[q]	BRL	31,537,809
10.00%, 1/01/23	Brazil	90,902	[q]	BRL	29,343,941
[r] Index Linked, 6.00%, 5/15/23	Brazil	19,500	[q]	BRL	19,901,907
senior note, 10.00%, 1/01/19.	Brazil	25,000	[q]	BRL	8,062,433
Total Foreign Government and Agency Securities
(Cost $417,630,741)					427,595,217

U.S. Government and Agency Securities 3.7%
U.S. Treasury Bond,
7.125%, 2/15/23	United States	3,000,000			3,652,969
6.25%, 8/15/23	United States	4,000,000			4,763,203
6.875%, 8/15/25	United States	1,000,000			1,288,809
6.50%, 11/15/26	United States	34,000,000			44,130,937
5.25%, 2/15/29	United States	1,750,000			2,170,923
3.00%, 11/15/45	United States	50,000,000			50,623,047
[s] Index Linked, 0.625%, 1/15/24	United States	24,261,925			24,451,653
U.S. Treasury Note,
2.375%, 8/15/24	United States	5,000,000			4,919,238
[s] Index Linked, 0.125%, 7/15/24	United States	94,056,751			92,051,878
Total U.S. Government and Agency Securities
(Cost $229,751,022)					228,052,657

|51

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities 13.2%
Banks 1.0%
Banc of America Commercial Mortgage Trust, 2006-4, AJ,
5.695%, 7/10/46	United States	1,829,660	$1,834,246
[t] Bear Stearns ARM Trust, 2004-4, A6, FRN, 3.558%, 6/25/34	United States	9,913,830	10,111,301
[u] Citibank Credit Card Issuance Trust,
2013-A2, A2, FRN, 1.84%, (1-month USD LIBOR + 0.28%),
5/26/20	United States	7,230,000	7,236,047
2013-A4, A4, FRN, 1.98%, (1-month USD LIBOR + 0.42%),
7/24/20	United States	7,666,000	7,682,694
Citigroup Commercial Mortgage Trust, 2006-C5, AJ, 5.482%,
10/15/49	United States	8,296,791	7,987,736
[t] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.79%,
7/10/38	United States	10,783,000	10,117,094
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%,
4/15/50	United States	10,050,000	10,236,553
[t] CWABS Asset-Backed Certificates Trust, 2005-11, AF4, FRN,
4.584%, 3/25/34	United States	2,800,000	2,809,808
[u] Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN,
1.941%, (1-month USD LIBOR + 0.38%), 8/25/35	United States	1,905,848	1,891,115
[t] Morgan Stanley Capital I Trust, 2007-IQ16, AMA, FRN, 6.125%,
12/12/49	United States	242,920	242,697
			60,149,291
Diversified Financials 12.2%
[c,u] Ares XLIII CLO Ltd., 2017-43A, A, 144A, FRN, 2.942%, (3-
month USD LIBOR + 1.22%), 10/15/29	United States	3,870,000	3,896,819
[c,u] Atrium VIII,
8A, BR, 144A, FRN, 3.644%, (3-month USD LIBOR + 1.90%),
10/23/24	United States	4,520,000	4,576,093
8A, CR, 144A, FRN, 4.244%, (3-month USD LIBOR +
2.50%), 10/23/24	United States	6,080,000	6,197,101
[c,u] Atrium XI, 11A, CR, 144A, FRN, 3.894%, (3-month USD LIBOR +
2.15%), 10/23/25	United States	15,440,000	15,555,182
Banc of America Commercial Mortgage Trust,
2015-UBS7, A3, 3.441%, 9/15/48	United States	10,920,000	11,091,001
2015-UBS7, A4, 3.705%, 9/15/48	United States	12,450,000	12,846,597
[t] 2015-UBS7, B, FRN, 4.366%, 9/15/48	United States	6,740,000	7,000,295
[c,t] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 3.557%, 5/26/35	United States	9,264,045	9,056,490
[c,u] Birchwood Park CLO Ltd., 2014-1A, AR, 144A, FRN, 2.90%,
(3-month USD LIBOR + 1.18%), 7/15/26	United States	4,400,000	4,422,308
[c,u] BlueMountain CLO Ltd.,
2012-2A, BR, 144A, FRN, 3.336%, (3-month USD LIBOR +
1.90%), 11/20/28	United States	6,710,000	6,830,646
2012-2A, CR, 144A, FRN, 4.036%, (3-month USD LIBOR +
2.60%), 11/20/28	United States	2,730,000	2,776,492

|52

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[c,u] BlueMountain Fuji U.S. CLO II Ltd., 2017-2A, A1A, 144A, FRN,
2.531%, (3-month USD LIBOR + 1.20%), 10/20/30.	United States	4,200,000	$4,200,546
[c,u] BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, A2, 144A, FRN,
2.877%, (3-month USD LIBOR + 1.15%), 1/15/30	United States	4,600,000	4,596,320
[c,u] Burnham Park CLO Ltd.,
2016-1A, A, 144A, FRN, 3.175%, (3-month USD LIBOR +
1.43%), 10/20/29	United States	4,590,000	4,658,391
2016-1A, B, 144A, FRN, 3.545%, (3-month USD LIBOR +
1.80%), 10/20/29	United States	6,000,000	6,062,460
2016-1A, C, 144A, FRN, 4.145%, (3-month USD LIBOR +
2.40%), 10/20/29	United States	6,000,000	6,093,660
[u] Capital One Multi-Asset Execution Trust,
2014-A3, A3, FRN, 1.939%, (1-month USD LIBOR + 0.38%),
1/18/22	United States	4,265,000	4,278,210
2016-A1, A1, FRN, 2.009%, (1-month USD LIBOR + 0.45%),
2/15/22	United States	32,250,000	32,384,799
2016-A2, A2, FRN, 2.189%, (1-month USD LIBOR + 0.63%),
2/15/24	United States	44,033,000	44,675,195
[c,u] Carlyle Global Market Strategies CLO Ltd.,
2012-4A, BR, 144A, FRN, 3.645%, (3-month USD LIBOR +
1.90%), 1/20/29	United States	6,540,000	6,682,964
2012-4A, C1R, 144A, FRN, 4.345%, (3-month USD LIBOR +
2.60%), 1/20/29	United States	6,330,000	6,459,765
[c,u] Carlyle U.S. CLO Ltd., 2017-2A, A1B, 144A, FRN, 2.965%,
(3-month USD LIBOR + 1.22%), 7/20/31	United States	8,500,000	8,552,700
[c,u] Catamaran CLO Ltd., 2014-2A, BR, 144A, FRN, 4.684%,
(3-month USD LIBOR + 2.95%), 10/18/26	United States	11,770,000	11,921,244
[c,u] Cent CLO 20 Ltd., 13-20A, AR, 144A, FRN, 2.845%, (3-
month USD LIBOR + 1.10%), 1/25/26	United States	2,000,000	2,004,680
[c,u] Cent CLO LP,
2013-17A, B, 144A, FRN, 4.378%, (3-month USD LIBOR +
3.00%), 1/30/25	United States	7,450,980	7,512,898
2014-22A, A2AR, 144A, FRN, 3.342%, (3-month USD LIBOR
+ 1.95%), 11/07/26.	United States	5,224,000	5,281,360
2014-22A, BR, 144A, FRN, 4.342%, (3-month USD LIBOR +
2.95%), 11/07/26	United States	4,416,410	4,524,215
[c,t] CGRBS Commercial Mortgage Trust, 2013-VN05, C, 144A, FRN,
3.584%, 3/13/35	United States	7,700,000	7,670,323
[u] Chase Issuance Trust, 2013-A6, A6, FRN, 1.979%, (1-
month USD LIBOR + 0.42%), 7/15/20	United States	12,040,000	12,062,760
[c,u] Cole Park CLO Ltd., 15-1A, B, 144A, FRN, 3.995%, (3-
month USD LIBOR + 2.25%), 10/20/28	United States	3,530,000	3,552,098
[t] COMM Mortgage Trust, 2014-CR19, B, FRN, 4.703%, 8/10/47	United States	7,700,000	8,022,237
[c] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	15,065,000	15,136,878
[c,u] Cumberland Park CLO Ltd.,
2015-2A, B, 144A, FRN, 3.845%, (3-month USD LIBOR +
2.10%), 7/20/26	United States	12,270,000	12,522,394
2015-2A, C, 144A, FRN, 4.595%, (3-month USD LIBOR +
2.85%), 7/20/26	United States	1,850,000	1,907,794

|53

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[u] Discover Card Execution Note Trust, 2016-A2, A2, FRN, 2.099%,
(1-month USD LIBOR + 0.54%), 9/15/21	United States	32,250,000	$32,422,354
[c,u] Dryden 33 Senior Loan Fund,
2014-33A, BR, 144A, FRN, 3.572%, (3-month USD LIBOR +
1.85%), 10/15/28	United States	7,030,000	7,150,213
2014-33A, CR, 144A, FRN, 4.222%, (3-month USD LIBOR +
2.50%), 10/15/28	United States	3,530,000	3,624,992
[c,u] Dryden 34 Senior Loan Fund, 2014-34A, AR, 144A, FRN, 2.882%,
(3-month USD LIBOR + 1.16%), 10/15/26	United States	6,270,000	6,313,012
[c,u] Eaton Vance CDO Ltd., 2014-1A, AR, 144A, FRN, 2.922%,
(3-month USD LIBOR + 1.20%), 7/15/26	United States	17,022,000	17,132,132
[c,t] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN,
3.555%, 9/10/35	United States	14,920,000	15,210,000
[u] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 3.761%, (1-month USD LIBOR +
2.20%), 2/25/24	United States	10,692,510	11,020,516
2014-DN3, M3, FRN, 5.561%, (1-month USD LIBOR +
4.00%), 8/25/24	United States	1,418,167	1,552,595
2014-DN4, M3, FRN, 6.111%, (1-month USD LIBOR +
4.55%), 10/25/24	United States	15,728,945	17,537,605
2014-HQ2, M2, FRN, 3.761%, (1-month USD LIBOR +
2.20%), 9/25/24	United States	13,586,238	14,034,445
2015-HQ1, M2, FRN, 3.761%, (1-month USD LIBOR +
2.20%), 3/25/25	United States	2,925,234	2,949,797
2015-HQ1, M3, FRN, 5.361%, (1-month USD LIBOR +
3.80%), 3/25/25	United States	9,580,000	10,377,267
[c,u] Flagship CLO VIII Ltd., 2014-8A, AR, 144A, FRN, 2.972%,
(3-month USD LIBOR + 1.25%), 1/16/26	United States	6,880,000	6,927,197
[u] FNMA Connecticut Avenue Securities,
2014-C02, 1M2, FRN, 4.161%, (1-month USD LIBOR +
2.60%), 5/25/24	United States	10,150,000	10,829,777
2014-C03, 1M2, FRN, 4.561%, (1-month USD LIBOR +
3.00%), 7/25/24	United States	19,419,478	20,833,340
2015-C01, 1M2, FRN, 5.861%, (1-month USD LIBOR +
4.30%), 2/25/25	United States	8,391,968	9,221,129
2015-C01, 2M2, FRN, 6.111%, (1-month USD LIBOR +
4.55%), 2/25/25	United States	16,336,508	17,746,917
2015-C02, 1M2, FRN, 5.561%, (1-month USD LIBOR +
4.00%), 5/25/25	United States	10,204,454	11,186,492
2015-C02, 2M2, FRN, 5.561%, (1-month USD LIBOR +
4.00%), 5/25/25	United States	17,683,893	19,127,074
2015-C03, 1M2, FRN, 6.561%, (1-month USD LIBOR +
5.00%), 7/25/25	United States	11,251,754	12,785,710
2015-C03, 2M2, FRN, 6.561%, (1-month USD LIBOR +
5.00%), 7/25/25	United States	21,833,894	24,184,108
2017-C01, 1M2, FRN, 5.111%, (1-month USD LIBOR +
3.55%), 7/25/29	United States	20,720,000	22,612,818

|54

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[c,u] Galaxy CLO Ltd.,
2014-17A, AR, 144A, FRN, 3.122%, (3-month USD LIBOR +
1.40%), 7/15/26	United States	9,540,000	$9,564,422
2014-17A, BR, 144A, FRN, 3.522%, (3-month USD LIBOR +
1.80%), 7/15/26	United States	6,190,000	6,209,313
2014-17A, C1R, 144A, FRN, 4.122%, (3-month USD LIBOR +
2.40%), 7/15/26	United States	3,070,000	3,089,065
[c] G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	5,640,517	5,562,199
GS Mortgage Securities Trust,
[t] 2016-GS3, B, FRN, 3.395%, 10/10/49	United States	8,037,000	7,826,342
2017-GS6, B, 3.869%, 5/10/50	United States	7,700,000	7,707,723
[u] Impac Secured Assets Trust, 2007-2, FRN, 1.811%, (1-
month USD LIBOR + 0.25%), 4/25/37	United States	2,064,740	2,050,176
[c,u] Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 3.009%,
(1-month USD LIBOR + 1.45%), 3/17/32	United States	8,798,522	8,818,651
[c,t] J.P. Morgan Chase Commercial Mortgage Securities, 2016-Nine,
B, 144A, FRN, 2.854%, 10/06/38	United States	9,600,000	9,028,958
JPMCC Commercial Mortgage Securities Trust, 2017-JP6, B,
3.946%, 7/15/50	United States	9,250,000	9,402,729
[c,u] LCM XVI LP, 2016A, BR, 144A, FRN, 3.222%, (3-
month USD LIBOR + 1.50%), 7/15/26	United States	6,900,000	6,915,594
[c,u] LCM XVII LP,
2017A, BR, 144A, FRN, 3.572%, (3-month USD LIBOR +
1.85%), 10/15/26	United States	4,590,000	4,637,277
2017A, CR, 144A, FRN, 4.222%, (3-month USD LIBOR +
2.50%), 10/15/26	United States	4,240,000	4,327,641
[c,u] LCM XXIV Ltd., 24A, A, 144A, FRN, 3.055%, (3-
month USD LIBOR + 1.31%), 3/20/30	United States	4,300,000	4,318,920
[c,u] Madison Park Funding XXIII Ltd.,
2017-23A, B, 144A, FRN, 3.46%, (3-month USD LIBOR +
1.70%), 7/27/30	United States	2,400,000	2,433,866
2017-23A, C, 144A, FRN, 4.11%, (3-month USD LIBOR +
2.35%), 7/27/30	United States	5,000,000	5,081,556
[c,u] Magnetite XVIII Ltd., 2016-18A, B, 144A, FRN, 3.166%,
(3-month USD LIBOR + 1.75%), 11/15/28	United States	2,090,000	2,107,870
[u] MortgageIT Trust,
2004-1, A2, FRN, 2.461%, (1-month USD LIBOR + 0.90%),
11/25/34	United States	2,697,712	2,657,151
2005-5, A1, FRN, 1.821%, (1-month USD LIBOR + 0.26%),
12/25/35	United States	2,284,844	2,275,867
[c,u] Octagon Investment Partners 30 Ltd., 144A, FRN, 3.065%,
(3-month USD LIBOR + 1.32%), 3/17/30	United States	4,300,000	4,370,907
[c,u] Octagon Investment Partners XX Ltd., 2014-1A, AR, 144A, FRN,
2.543%, (3-month USD LIBOR + 1.13%), 8/12/26	United States	6,800,000	6,838,692
[c,u] Octagon Investment Partners XXIII Ltd., 2015-1A, B, 144A, FRN,
3.722%, (3-month USD LIBOR + 2.00%), 7/15/27	United States	4,590,000	4,647,146
[u] Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN,
1.871%, (1-month USD LIBOR + 0.31%), 11/25/35.	United States	3,423,263	3,395,065
[u] Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 3.068%,
(1-month USD LIBOR + 1.50%), 2/25/35	United States	2,495,761	2,463,604

|55

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Asset-Backed Securities and Commercial
Mortgage-Backed Securities (continued)
Diversified Financials (continued)
[t] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 3.243%,
4/25/45	United States	3,960,273	$3,985,764
[c,u] Voya CLO Ltd.,
2013-2A, B, 144A, FRN, 4.425%, (3-month USD LIBOR +
2.68%), 4/25/25	United States	10,770,000	10,801,772
2015-2A, B, 144A, FRN, 3.724%, (3-month USD LIBOR +
1.98%), 7/23/27	United States	9,290,000	9,368,315
Wells Fargo Mortgage Backed Securities Trust,
[t] 2004-W, A9, FRN, 3.708%, 11/25/34	United States	1,519,654	1,557,869
2007-3, 3A1, 5.50%, 4/25/22.	United States	306,515	313,120
			751,549,979
Total Asset-Backed Securities and Commercial
Mortgage-Backed Securities
(Cost $805,356,020)			811,699,270

Mortgage-Backed Securities 9.9%
[v] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate
0.0%†
FHLMC, 3.095%, (US 1 Year CMT T-Note +/- MBS Margin),
1/01/33	United States	32,684	33,766
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.4%
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19	United States	94,352	95,352
FHLMC Gold 15 Year, 5.00%, 4/01/19 - 7/01/22	United States	187,902	193,460
FHLMC Gold 15 Year, 5.50%, 10/01/18 - 2/01/19	United States	1,707	1,715
[w] FHLMC Gold 30 Year, 3.00%, 2/01/48	United States	77,000,000	75,453,988
FHLMC Gold 30 Year, 3.50%, 12/01/47.	United States	34,338,185	34,692,588
[w] FHLMC Gold 30 Year, 3.50%, 2/01/48	United States	52,000,000	52,507,813
FHLMC Gold 30 Year, 4.00%, 8/01/47	United States	101,279,276	104,755,649
FHLMC Gold 30 Year, 4.50%, 10/01/40.	United States	179,045	189,447
FHLMC Gold 30 Year, 5.00%, 5/01/27 - 2/01/38	United States	1,499,964	1,614,098
FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36	United States	1,058,036	1,165,274
FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/37	United States	303,680	338,915
FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36	United States	190,135	210,852
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32	United States	30,280	31,636
FHLMC Gold 30 Year, 7.50%, 1/01/26 - 1/01/31	United States	6,754	7,703
FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26	United States	199	204
FHLMC Gold 30 Year, 9.00%, 12/01/24.	United States	107	117
			271,258,811
[v] Federal National Mortgage Association (FNMA) Adjustable
Rate 0.0%†
FNMA, 2.955% - 3.418%, (US 1 Year CMT T-Note +/- MBS
Margin), 4/01/20 - 12/01/34	United States	178,409	188,003
Federal National Mortgage Association (FNMA) Fixed Rate
3.7%
FNMA 15 Year, 2.50%, 7/01/27	United States	352,877	349,996
FNMA 15 Year, 4.50%, 3/01/20	United States	30,356	30,635
FNMA 15 Year, 5.00%, 4/01/18 - 6/01/18.	United States	6,087	6,175
FNMA 15 Year, 5.50%, 4/01/18 - 4/01/22.	United States	64,513	66,094
[w] FNMA 30 Year, 3.00%, 2/01/48	United States	90,000,000	88,221,090
FNMA 30 Year, 3.50%, 11/01/47	United States	49,898,563	50,454,868

|56

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
		Principal
	Country	Amount*	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association (FNMA) Fixed Rate
(continued)
[w] FNMA 30 Year, 3.50%, 2/01/48	United States	53,000,000	$53,507,227
[w] FNMA 30 Year, 4.00%, 2/01/48	United States	25,000,000	25,823,308
FNMA 30 Year, 4.50%, 3/01/28 - 2/01/41.	United States	559,160	593,506
FNMA 30 Year, 5.00%, 9/01/23 - 10/01/35	United States	1,546,684	1,663,206
FNMA 30 Year, 5.50%, 9/01/33 - 12/01/35	United States	1,393,221	1,532,493
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38.	United States	2,727,916	3,062,007
FNMA 30 Year, 6.50%, 3/01/28 - 10/01/37	United States	411,211	458,677
FNMA 30 Year, 7.50%, 10/01/29	United States	6,759	7,825
FNMA 30 Year, 8.00%, 1/01/25 - 5/01/26.	United States	3,582	4,073
FNMA 30 Year, 8.50%, 7/01/25	United States	451	462
			225,781,642
Government National Mortgage Association (GNMA) Fixed
Rate 1.8%
GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34	United States	177,834	191,694
GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36	United States	462,784	507,990
GNMA I SF 30 Year, 6.00%, 8/15/36	United States	23,873	26,570
GNMA I SF 30 Year, 6.50%, 2/15/29 - 3/15/32	United States	42,243	46,750
GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28	United States	19,008	20,187
GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27	United States	1,578	1,696
GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27	United States	4,168	4,504
GNMA I SF 30 Year, 8.50%, 8/15/24	United States	68	73
GNMA I SF 30 Year, 9.00%, 1/15/25	United States	249	250
GNMA I SF 30 Year, 9.50%, 6/15/25	United States	461	463
[w] GNMA II SF 30 Year, 3.00%, 2/01/48	United States	57,000,000	56,461,174
GNMA II SF 30 Year, 3.50%, 9/20/47	United States	35,399,266	36,077,429
[w] GNMA II SF 30 Year, 3.50%, 2/01/48	United States	20,000,000	20,360,938
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33.	United States	254,442	275,533
GNMA II SF 30 Year, 5.50%, 6/20/34	United States	129,059	141,585
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	120,194	135,667
GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31.	United States	66,846	75,516
GNMA II SF 30 Year, 7.50%, 4/20/32	United States	17,866	19,786
			114,347,805
Total Mortgage-Backed Securities
(Cost $620,500,371)			611,610,027

Municipal Bonds 1.2%
California State GO, Various Purpose, Refunding, 5.00%, 9/01/29 .	United States	17,200,000	20,472,644
New Jersey EDA Revenue, School Facilities Construction,
Refunding, Series NN, 5.00%, 3/01/30	United States	5,200,000	5,520,216
New York City HDC Capital Fund Grant Program Revenue, New
York City Housing Authority Program, Series B1, 5.00%, 7/01/33 .	United States	3,500,000	3,841,810
[l] Orlando Health Obligated Group, 3.777%, 10/01/28	United States	3,870,000	3,911,610
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Ninety-First Series, 4.823%,
6/01/45	United States	14,165,000	15,271,711
[i] Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	30,900,000	11,046,750
Series XX, 5.25%, 7/01/40	United States	15,000,000	5,362,500
San Jose RDA Successor Agency Tax Allocation, Senior,
Refunding, Series A-T, 3.25%, 8/01/29	United States	5,675,000	5,511,163
Total Municipal Bonds (Cost $89,995,758)			70,938,404

|57

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)
	Country	Shares	Value
Escrows and Litigation Trusts 0.0%†
[a,b] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC,
Escrow Account	United States	15,000,000	$—
[a,b] NewPage Corp., Litigation Trust	United States	14,000,000	—
[a] Penn Virginia Corp., Escrow Account	United States	15,000,000	56,250
[a,b] Vistra Energy Corp., Escrow Account	United States	30,000,000	348,000
Total Escrows and Litigation Trusts
(Cost $952,711)			404,250
Total Investments before Short Term
Investments (Cost $6,291,352,920)			6,229,754,119

		Principal
		Amount*
Short Term Investments 2.5%
U.S. Government and Agency Securities (Cost $3,787,478)
0.1%
[x,y] U.S. Treasury Bill, 5/03/18	United States	3,800,000	3,786,192
Total Investments before Money Market Funds
(Cost $6,295,140,398)			6,233,540,311

		Shares
Money Market Funds (Cost $146,666,292) 2.4%
[f,z] Institutional Fiduciary Trust Money Market Portfolio, 0.96%	United States	146,666,292	146,666,292
Total Investments (Cost $6,441,806,690) 103.7%			6,380,206,603
Other Assets, less Liabilities (3.7)%			(224,723,563)
Net Assets 100.0%			$6,155,483,040

|58

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
aaThe security is owned by FT Holdings Corporation II, a wholly-owned subsidiary of the Fund. See Note 8.
bFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2018, the aggregate value of these securities was $1,769,718,215, representing 28.8% of net assets.
dSee Note 6 regarding holdings of 5% voting securities.
eSee Note 5 regarding restricted securities.
fSee Note 7 regarding investments in affiliated management investment companies.
gSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At January 31, 2018, the value of this security was
$5,340,636, representing 0.1% of net assets.
hPerpetual security with no stated maturity date.
iDefaulted security or security for which income has been deemed uncollectible.
jIncome may be received in additional securities and/or cash.
kThe coupon rate shown represents the rate at period end.
lSecurity purchased on a when-issued basis.
mSecurity purchased on a delayed delivery basis.
nA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
oPrincipal amount is stated in 100 Mexican Peso Units.
pThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
qPrincipal amount is stated in 1,000 Brazilian Real Units.
rRedemption price at maturity and coupon payment is adjusted for inflation.
sPrincipal amount of security is adjusted for inflation.
tAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
uThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
vAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
wSecurity purchased on a to-be-announced (TBA) basis.
xThe security was issued on a discount basis with no stated coupon rate.
yA portion or all of the security has been segregated as collateral for open futures contracts. At January 31, 2018, the value of this security and/or cash pledged amounted to
$2,954,225, representing less than 0.1% of net assets.
zThe rate shown is the annualized seven-day yield at period end.

|59

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

At January 31, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

								Value/
								Unrealized
				Number of		Notional	Expiration	Appreciation
Description			Type	Contracts		Amount*	Date	(Depreciation)
Interest Rate Contracts
Long Gilt			Long	496		$85,968,093	3/27/18	$(1,387,371)
U.S. Treasury 10 Yr. Note Ultra			Long	196		25,519,812	3/20/18	(752,363)
U.S. Treasury 30 Yr. Bond			Long	214		31,631,875	3/20/18	(1,130,765)
Total Futures Contracts.								$(3,270,499)

*As of period end.

At January 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Argentine Peso	JPHQ	Buy	270,000,000	14,563,892		2/05/18	$—	$(845,542)
Argentine Peso	JPHQ	Sell	270,000,000	13,726,487		2/05/18	8,136	—
Australian Dollar	JPHQ	Sell	61,000,000	47,939,290		2/12/18	—	(1,209,021)
British Pound	JPHQ	Buy	6,500,000	9,044,425		2/12/18	183,189	—
British Pound	JPHQ	Sell	6,500,000	8,490,300		2/12/18	—	(737,314)
Euro	JPHQ	Buy	16,900,000	21,041,970		2/12/18	—	(46,643)
Euro	JPHQ	Buy	57,200,000	67,922,658		2/12/18	3,138,449	—
Euro	JPHQ	Sell	132,000,000	156,171,840		2/12/18	—	(7,815,330)
Indian Rupee	JPHQ	Buy	2,200,000,000	33,768,227		2/12/18	771,918	—
Japanese Yen	JPHQ	Buy	4,000,000,000	36,905,816		2/14/18	—	(245,238)
Japanese Yen	JPHQ	Sell	4,000,000,000	36,717,122		2/14/18	56,544	—
Polish Zloty	JPHQ	Buy	60,000,000	16,414,521		2/20/18	1,528,957	—
Argentine Peso	JPHQ	Buy	55,000,000	2,982,485		3/15/18	—	(238,661)
Colombian Peso	JPHQ	Buy	31,000,000,000	10,204,921		3/15/18	722,918	—
Argentine Peso	JPHQ	Buy	135,000,000	6,692,279		3/28/18	—	(844)
Indian Rupee	JPHQ	Buy	212,000,000	3,171,754		4/12/18	131,611	—
Mexican Peso	JPHQ	Buy	60,000,000	3,146,633		4/12/18	42,023	—
Mexican Peso	JPHQ	Sell	60,000,000	3,060,912		4/12/18	—	(127,744)
Australian Dollar	DBAB	Sell	43,000,000	33,693,940		4/19/18	—	(948,193)
British Pound	JPHQ	Sell	13,300,000	142,350,565	SEK	4/19/18	—	(773,302)
British Pound	JPHQ	Sell	15,000,000	19,874,325		4/19/18	—	(1,476,513)
Canadian Dollar	JPHQ	Sell	47,000,000	37,447,335		4/19/18	—	(797,255)
Euro	DBAB	Sell	43,200,000	51,273,648		4/19/18	—	(2,636,266)
Japanese Yen	DBAB	Buy	760,000,000	7,045,844		4/19/18	—	(52,962)
Japanese Yen	DBAB	Buy	3,850,000,000	34,784,405		4/19/18	640,064	—
Japanese Yen	DBAB	Sell	8,000,000,000	72,163,089		4/19/18	—	(1,446,197)
Norwegian Krone	JPHQ	Buy	136,000,000	16,519,891		4/19/18	1,164,697	—
South Korean Won	JPHQ	Sell	17,000,000,000	15,622,128		4/19/18	—	(293,686)
Swedish Krona	JPHQ	Buy	138,560,000	16,711,165		4/19/18	963,097	—
Argentine Peso	JPHQ	Buy	135,000,000	6,588,580		4/27/18	2,035	—
Mexican Peso	JPHQ	Sell	175,000,000	9,110,787		7/19/18	—	(35,145)

|60

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

Forward Exchange Contracts (continued)

					Contract	Settlement		Unrealized	Unrealized
Currency	Counterparty[a] Type			Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Polish Zloty		DBAB	Buy	63,000,000	18,560,528	7/19/18		$318,601	$—
Canadian Dollar		JPHQ	Sell	50,000,000	40,154,515	7/31/18		—	(577,103)
Indian Rupee		DBAB	Buy 2,886,000,000		44,352,236	7/31/18		53,134	—
British Pound		JPHQ	Sell	8,300,000	10,951,850	8/15/18		—	(919,282)
Total Forward Exchange Contracts							$9,725,373		$ (21,222,241)
Net unrealized appreciation (depreciation)								$(11,496,868)

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At January 31, 2018, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
	Periodic						Unamortized
	Payment Rate						Upfront	Unrealized
	Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts
Contracts to Buy Protection[d]
Single Name
Ally Financial Inc	(5.00)%	Quarterly	CITI	12/20/22	$7,350,000	$(1,375,793)	$(1,310,517)	$(65,276)
Ally Financial Inc	(5.00)%	Quarterly	JPHQ	12/20/22	12,450,000	(2,330,425)	(2,235,385)	(95,040)
BestBuyCo.Inc	(5.00)%	Quarterly	BZWS	6/20/22	2,650,000	(493,741)	(398,373)	(95,368)
BestBuyCo.Inc	(5.00)%	Quarterly	CITI	6/20/22	24,000,000	(4,471,612)	(3,693,900)	(777,712)
TheGapInc	(1.00)%	Quarterly	CITI	6/20/22	11,300,000	(65,767)	632,914	(698,681)
Kohl’sCorp	(1.00)%	Quarterly	CITI	6/20/22	12,900,000	(75,419)	625,455	(700,874)
L Brands Inc	(1.00)%	Quarterly	CITI	6/20/22	11,300,000	231,399	672,536	(441,137)
Macy’s Retail Holdings Inc	(1.00)%	Quarterly	CITI	6/20/22	10,800,000	350,090	695,470	(345,380)
TargetCorp	(1.00)%	Quarterly	CITI	6/20/22	26,650,000	(801,617)	(383,183)	(418,434)
Contracts to Sell Protection[d,e]
Single Name
Government of Argentina	5.00%	Quarterly	CITI	12/20/22	48,600,000	5,881,737	4,008,807	1,872,930	B+
Government of Colombia	1.00%	Quarterly	JPHQ	12/20/22	36,100,000	367,276	(506,532)	873,808	BBB-
Government of Mexico	1.00%	Quarterly	FBCO	12/20/22	16,000,000	107,607	(80,215)	187,822	BBB+
Traded Index
[f]Citibank Bespoke
Cambridge Index, Equity
Tranche0-3%	0.00%	Quarterly	CITI	12/20/19	27,300,000	(4,563,679)	(4,212,132)	(351,547)	Non-
									Investment
									Grade
[f]Citibank Bespoke Index,
Mezzanine Tranche 5-8% .	0.50%	Quarterly	CITI	6/20/18	30,000,000	(49,473)	—	(49,473)	Non-
									Investment
									Grade

|61

FRANKLIN STRATEGIC SERIES
CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Income Fund (continued)

Credit Default Swap Contracts (continued)

		Periodic						Unamortized
		Payment Rate						Upfront	Unrealized
		Received	Payment	Counter-	Maturity	Notional		Payments	Appreciation
Description		(Paid)	Frequency	party[a]	Date	Amount[b]	Value	(Receipts)	(Depreciation)	Rating[c]
OTC Swap Contracts (continued)
Contracts to Sell Protection[d,e] (continued)
Traded Index (continued)
[f]Citibank Bespoke Lisbon
Index, Equity Tranche
0-3%		0.00%	Quarterly	CITI	6/20/19	$5,440,000	$(553,477)	$(890,449)	$336,972	Non-
										Investment
										Grade
[f]Citibank Bespoke Verona
Index, Equity Tranche
0-3%		0.00%	Quarterly	CITI	12/20/19	10,900,000	(1,904,345)	(2,064,386)	160,041	Non-
										Investment
										Grade
[f]Citibank Bespoke Verona
Index, Mezzanine Tranche
7-15%	.	0.40%	Quarterly	CITI	12/20/19	31,000,000	50,239	—	50,239	Non-
										Investment
										Grade
MCDX.NA.29		1.00%	Quarterly	CITI	12/20/22	23,060,000	683,511	548,789	134,722	Investment
										Grade
TotalCreditDefaultSwapContracts.							$(9,013,489)	$(8,591,101)	$(422,388)

[a]Posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.
				Collateral
				Pledged
Counterparty				(Received)
BZWS				$460,000
CITI				7,200,000
DBAB				4,300,000
JPHQ				9,410,000
Total collateral				$21,370,000

[b]For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
[c]Based on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
[d]Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
[e]The Fund enters contracts to sell protection to create a long credit position.
[f]Represents a custom index comprised of a basket of underlying issuers.

See Abbreviations on page 74.

|62

FRANKLIN STRATEGIC SERIES

Notes to Statements of Investments (unaudited)

1. ORGANIZATION
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eight separate funds (Funds) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National
Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation

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FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the

|64

FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into inflation index swap contracts primarily to manage and/or gain exposure to inflation risk. An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in fair

|65

FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS (continued)
value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Certain option contracts are marked-to-market daily and the daily change in fair value is accounted for as variation margin payable or receivable. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following Funds have invested in derivatives during the period.
Franklin Flexible Alpha Bond Fund – Futures, forwards, swaps and options
Franklin Strategic Income Fund – Futures, forwards, swaps and VRI

4. MORTGAGE DOLLAR ROLLS

Franklin Flexible Alpha Bond Fund and Franklin Strategic Income Fund enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale.
During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

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FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. RESTRICTED SECURITIES

At January 31, 2018, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

Principal
Amount/		Acquisition
Shares	Issuer	Date	Cost	Value
Franklin Biotechnology Discovery Fund
80,195	Intarcia Therapeutics Inc., DD	3/26/14	$2,597,516	$3,484,900
187,982	[a] Odonate Therapeutics Inc., Private Placement	9/01/17	2,799,992	3,650,450
	Total Restricted Securities (Value is 0.5% of Net Assets)		$5,397,508	$7,135,350
Franklin Growth Opportunities Fund
2,610,594	ClearMotion Inc., pfd., C.	11/06/17	$5,499,999	$5,499,999
2,362,202	Proterra Inc., pfd., 5, 144A	9/21/16 - 1/13/17	11,896,616	13,086,363
596,775	Proterra Inc., pfd., 6, 144A	6/07/17	3,306,052	3,306,074
805,800	Tanium Inc., pfd., G	9/14/15	4,000,233	4,000,233
	Total Restricted Securities (Value is 0.7% of Net Assets)		$24,702,900	$25,892,669
Franklin Small Cap Growth Fund
9,905,685	DraftKings Inc	8/07/15 - 3/02/17	$26,627,302	$15,658,312
1,787,047	Proterra Inc., pfd., 5, 144A	9/21/16 - 1/13/17	8,999,997	9,900,062
1,310,834	Proterra Inc., pfd., 6, 144A	6/07/17 - 1/02/18	7,261,842	7,261,889
1,542,673	Smule Inc., pfd., G, 144A	5/31/16	11,099,995	13,122,593
352,675	Smule Inc., pfd., H, 144A	4/27/17	2,999,995	2,999,995
3,611,111	Tula Technology Inc., E	9/08/17	6,500,000	6,500,000
	Total Restricted Securities (Value is 2.1% of Net Assets)		$63,489,131	$55,442,851
Franklin Small-Mid Cap Growth Fund
7,974,537	DraftKings Inc	8/07/15 - 3/02/17	$21,380,303	$12,605,670
1,416,913	Proterra Inc., pfd., 5, 144A	9/21/16	7,135,914	7,849,556
	Total Restricted Securities (Value is 0.6% of Net Assets)		$28,516,217	$20,455,226
Franklin Strategic Income Fund
125,940,079	Holdco 2, A	2/08/13 - 2/01/17	$977,121	$106,355
12,532,821	Holdco 2, B	2/01/17	9,305	10,584
9,545,517	K2016470219 South Africa Ltd., senior secured note, 144A, PIK,
	3.00%, 12/31/22	2/08/13 - 12/29/17	16,929,468	285,604
1,665,603	K2016470260 South Africa Ltd., senior secured note, 144A, PIK,
	25.00%, 12/31/22	2/01/17 - 12/29/17	1,617,050	1,262,781
	Total Restricted Securities (Value is 0.0%† of Net Assets)		$19,532,944	$1,665,324

aThe Fund also invests in unrestricted securities of other investments in the issuer, valued at $4,498,870 as of January 31, 2018.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended January 31, 2018, investments in “affiliated companies” were as follows:

	Number of			Number of
	Shares/			Shares/
	Warrants			Warrants				Net Change in
	Held			Held	Value		Realized	Unrealized
	at Beginning	Gross	Gross	at End	at End	Dividend	Gain	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
ARCA biopharma Inc	478,077	—	—	478,077	$ —[a]	$—	$—	$ —[a]
ARCA biopharma Inc., wts., 6/16/22	1,338,619	—	—	1,338,619	—[a]	—	—	—[a]

|67

†Rounds to less than 0.1% of net assets.

FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (continued)

	Number of			Number of
	Shares/			Shares/
	Warrants			Warrants					Net Change in
	Held			Held	Value		Realized		Unrealized
	at Beginning	Gross	Gross	at End	at End	Dividend	Gain		Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)		(Depreciation)

Franklin Biotechnology Discovery Fund (continued)
Non-Controlled Affiliates (continued)
Arcturus Therapeutics Ltd.[b]	1,737,306	—	(1,489,120)[c]	248,186	$ —[a]	$—	$—	$	—[a]
BioPharmX Corp	1,900,375	91,200	—	1,991,575	—[a]	—	—		—[a]
BioPharmX Corp., 144A	1,945,737	—	—	1,945,737	—[a]	—	—		—[a]
BioPharmX Corp., wts., 3/29/21	108,000	—	—	108,000	—[a]	—	—		—[a]
BioPharmX Corp., wts., 11/22/23	1,259,925	419,975	—	1,679,900	—[a]	—	—		—[a]
Fate Therapeutics Inc	2,373,777	—	(39,100)	2,334,677	—[a]	—	165,424		—[a]
Total Affiliated Securities (Value is 0.0% of Net Assets)					$—	$—	$165,424		$—

Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Aratana Therapeutics Inc	2,697,019	—	—	2,697,019	$12,487,198	$—	$—		$(4,234,320)
Boot Barn Holdings Inc	1,288,939	386,000	(290,200)	1,384,739	24,274,475	—	628,497		11,177,679
The KeyW Holding Corp	3,006,882	423,400	—	3,430,282	22,982,889	—	—		(7,776,397)
Pfenex Inc	1,175,631	—	—	1,175,631	—[a]	—	—		—[a]
Sportsman’s Warehouse Holdings Inc	3,944,700	217,300	—	4,162,000	21,101,340	—	—		3,721,610
Total Affiliated Securities (Value is 3.0% of Net Assets)					$80,845,902	$—	$628,497		$2,888,572

Franklin Strategic Income Fund
Non-Controlled Affiliates
CHC Group LLC (Value is 0.0%[d] of Net
Assets)	168,355	—	—	168,355	$1,515,195	$—	$—		$(505,065)

aAs of January 31, 2018, no longer an affiliate.
bEffective January 10, 2018, Alcobra Ltd. was merged into Arcturus Therapeutics Ltd.
cGross reduction was the result of a corporate action.
dRounds to less than 0.1% of net assets.

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.96%	85,673,142	494,584,461	(485,025,603)	95,232,000	$95,232,000	$140,659	$—	$—

Franklin Flexible Alpha Bond Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.96%	1,305,181	114,715,762	(100,463,787)	15,557,156	$15,557,156	$88,853	$—	$—

|68

FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of					Net Change in
	Shares Held			Shares	Value				Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized		Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)		(Depreciation)

Franklin Focused Core Equity Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.96%	2,075,737	16,176,958	(16,711,543)	1,541,152	$1,541,152	$5,349	$—		$—

Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.96%	55,627,362	588,026,723	(625,862,961)	17,791,124	$17,791,124	$123,390	$—		$—

Franklin Natural Resources Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.96%	7,627,816	127,522,014	(118,161,387)	16,988,443	$16,988,443	$34,375	$—		$—

Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.96%	106,566,728	748,570,287	(757,353,827)	97,783,188	$97,783,188	$182,672	$—		$—

Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.96%	133,872,460	818,421,310	(805,459,409)	146,834,361	$146,834,361	$538,989	$—		$—

Franklin Strategic Income Fund
Controlled Affiliates
Franklin Lower Tier Floating Rate Fund	25,361,119	—	—	25,361,119	$256,654,521	$18,000,688	$7,017,422	[a]	$(10,905,282)
Franklin Middle Tier Floating Rate Fund	21,833,687	—	—	21,833,687	213,096,790	11,356,880	—		(6,550,106)
Total Controlled Affiliates					$469,751,311	$29,357,568	$7,017,422		$(17,455,388)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.96%	204,828,690	908,483,435	(966,645,833)	146,666,292	$146,666,292	$389,915	$—		$—
Total Affiliated Securities					$616,417,603	$29,747,483	$7,017,422		$(17,455,388)
[a]Includes realized gain distributions received.

8. INVESTMENTS IN FT HOLDINGS CORPORATION II (FT SUBSIDIARY)

Franklin Strategic Income Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At January 31, 2018, FT Subsidiary’s investment, Turtle Bay Resort as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At January 31, 2018, the net assets of FT Subsidiary were $25,790,513, representing less than 1% of the Fund’s consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

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FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

9. FAIR VALUE MEASUREMENTS (continued)

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2018, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1		Level 2	Level 3	Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Biotechnology.	$1,211,790,946	$	—[c]	$3,555,300	$1,215,346,246
Pharmaceuticals	163,630,894		—	3,707,506	167,338,400
All Other Equity Investments.	54,321,440		—	—	54,321,440
Escrows and Litigation Trusts	—		—	1,379,472	1,379,472
Short Term Investments	95,232,000		—	—	95,232,000
Total Investments in Securities	$1,524,975,280		$—	$8,642,278	$1,533,617,558

Franklin Flexible Alpha Bond Fund
Assets:
Investments in Securities:[a]
Management Investment Companies	$4,570,851		$—	$—	$4,570,851
Corporate Bonds	—		37,948,058	—	37,948,058
Foreign Government and Agency Securities	—		1,957,074	—	1,957,074
U.S. Government and Agency Securities	—		1,367,709	—	1,367,709
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—		49,687,654	—	49,687,654
Mortgage-Backed Securities	—		277,018	—	277,018
Municipal Bonds	—		795,991	—	795,991
Options Purchased	—		69,547	—	69,547
Short Term Investments	15,557,156		—	—	15,557,156
Total Investments in Securities	$20,128,007		$92,103,051	$—	$112,231,058

Other Financial Instruments:
Futures Contracts	$649,194		$—	$—	$649,194
Forward Exchange Contracts	—		147,769	—	147,769
Swap Contracts.	—		96,581	—	96,581
Total Other Financial Instruments	$649,194		$244,350	$—	$893,544

Liabilities:
Other Financial Instruments:
Options Written	$—		$5,699	$—	$5,699
TBA Sales Commitments	—		302,871	—	302,871
Futures Contracts	104,715		—	—	104,715
Forward Exchange Contracts	—		156,332	—	156,332
Swap Contracts.	—		330,494	—	330,494
Total Other Financial Instruments	$104,715		$795,396	$—	$900,111

Franklin Focused Core Equity Fund
Assets:
Investments in Securities:[a]
Equity Investments	$103,329,853		$—	$—	$103,329,853
Short Term Investments	1,541,152		—	—	1,541,152
Total Investments in Securities	$104,871,005		$—	$—	$104,871,005

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FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Discretionary	$539,027,575	$—	$21,892,436	$560,920,011
Information Technology	1,909,672,767	—	4,000,233	1,913,673,000
All Other Equity Investments.	1,469,284,091	—	—	1,469,284,091
Short Term Investments	17,791,124	—	—	17,791,124
Total Investments in Securities	$3,935,775,557	$—	$25,892,669	$3,961,668,226

Franklin Natural Resources Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Oil & Gas Exploration & Production	$167,068,738	$2,718,796	$—	$169,787,534
All Other Equity Investments.	365,669,158	—	—	365,669,158
Short Term Investments	16,988,443	—	—	16,988,443
Total Investments in Securities	$549,726,339	$2,718,796	$—	$552,445,135

Franklin Small Cap Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Discretionary	$336,543,393	$—	$39,320,263	$375,863,656
Information Technology	747,102,391	—	16,122,588	763,224,979
All Other Equity Investments.	1,473,690,131	—	—	1,473,690,131
Short Term Investments	97,783,188	—	—	97,783,188
Total Investments in Securities	$2,655,119,103	$—	$55,442,851	$2,710,561,954

Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Discretionary	$537,194,993	$—	$20,455,226	$557,650,219
All Other Equity Investments.	3,040,903,365	—	—	3,040,903,365
Short Term Investments	146,834,361	—	—	146,834,361
Total Investments in Securities	$3,724,932,719	$—	$20,455,226	$3,745,387,945

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FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

9. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3		Total
Franklin Strategic Income Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Consumer Services	$—	$—	$1,009,116		$1,009,116
Energy.	24,588,988	3,852,928	1,668		28,443,584
Materials	624,814	8,190	—		633,004
Retailing	—	—	116,939		116,939
Transportation	—	2,608,478	46,500		2,654,978
All Other Equity Investments.	469,751,311	—	—		469,751,311
Convertible Bonds	—	6,248,739	—		6,248,739
Corporate Bonds	—	3,028,744,307	—		3,028,744,307
Senior Floating Rate Interests	—	541,852,316	—		541,852,316
Foreign Government and Agency Securities	—	427,595,217	—		427,595,217
U.S. Government and Agency Securities	—	228,052,657	—		228,052,657
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	811,699,270	—		811,699,270
Mortgage-Backed Securities	—	611,610,027	—		611,610,027
Municipal Bonds	—	70,938,404	—		70,938,404
Escrows and Litigation Trusts	—	56,250	348,000	[c]	404,250
Short Term Investments	150,452,484	—	—		150,452,484
Total Investments in Securities	$645,417,597	$5,733,266,783	$1,522,223		$6,380,206,603

Other Financial Instruments:
Forward Exchange Contracts	$—	$9,725,373	$—		$9,725,373
Swap Contracts.	—	3,616,534	—		3,616,534
Total Other Financial Instruments	$—	$13,341,907	$—		$13,341,907

Liabilities:
Other Financial Instruments:
Futures Contracts	$3,270,499	$—	$—		$3,270,499
Forward Exchange Contracts	—	21,222,241	—		21,222,241
Swap Contracts.	—	4,038,922	—		4,038,922
Total Other Financial Instruments	$3,270,499	$25,261,163	$—		$28,531,662

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred and convertible preferred stocks and management investment companies as well as other equity investments.
cIncludes securities determined to have no value at January 31, 2018.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. At January 31, 2018, the reconciliations of assets, are as follows:

										Net Change in
										Unrealized
										Appreciation
							Net	Net		(Depreciation)
	Balance at			Transfer	Transfer		Realized	Unrealized	Balance	on Assets
	Beginning of			Into	Out of	Cost Basis	Gain	Appreciation	at End	Held at
	Period	Purchases	Sales	Level 3[a]	Level 3[b]	Adjustments	(Loss)	(Depreciation)	of Period	Period End
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Biotechnology	$9,166,510	$—	$(7,312,581)	$—	$—	$—	$3,562,537	$(1,861,166) $ 3,555,300		$(1,469,945)
Pharmaceuticals	7,765,403	2,799,992	(6,380,617)	—	—	—	(2,591,988)	2,114,716	3,707,506	323,216
Escrows and Litigation
Trusts	—	—	—	1,308,937	—	—	—	70,535	1,379,472	70,535
Total Investments in Securities .	$16,931,913	$2,799,992	$(13,693,198)	$1,308,937	$—	$—	$970,549	$324,085	$8,642,278	$(1,076,194)
Receivables:

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FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

										Net Change in
										Unrealized
										Appreciation
							Net	Net		(Depreciation)
	Balance at			Transfer	Transfer		Realized	Unrealized	Balance	on Assets
	Beginning of			Into	Out of	Cost Basis	Gain	Appreciation	at End	Held at
	Period	Purchases	Sales	Level 3[a]	Level 3[b]	Adjustments	(Loss)	(Depreciation)	of Period	Period End
Investment Securities Sold.	$9,126,475	$—	$—	$—	$(9,381,849)	$—	$—	$255,374	$—	$—
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Consumer Discretionary	$28,079,771	$13,761,842	$—	$—	$—	$—	$—	$(2,521,350)	$39,320,263	$(10,068,878)
Information Technology	16,122,588	—	—	—	—	—	—	—	16,122,588	—
Total Investments in
Securities	$44,202,359	$13,761,842	$—	$—	$—	$—	$—	$(2,521,350)	$55,442,851	$(10,068,878)

aThe investments were transferred into Level 3 as a result of the unavailability of other significant observable valuation inputs. May include amounts related to a corporate action.
bThe investments were transferred out of Level 3 as a result of the availability of other significant observable valuation inputs. May include amounts related to a corporate action.

Significant unobservable valuation inputs for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of January 31, 2018, are as follows:

					Impact to Fair
	Fair Value at				Value if Input
Description	End of Period	Valuation Technique	Unobservable Inputs	Amount	Increases[a]
Franklin Biotechnology Discovery
Fund
Assets:
Investments in Securities:
Equity Investments:
		Discounted Cash
Biotechnology	$3,484,900	Flow	Free cash flow	$ 75.9/ share	Increase[b]
			Discount for lack of
			marketability	35.0%	Decrease[b]
			Discount rate	10.0%	Decrease[b]
			Probability rate	90.0%	Increase[b]
		Discounted Cash	Discount for lack of
Pharmaceuticals	$3,650,450	Flow	marketability	6.5%	Decrease[b]
All Other Investments[c]	1,506,928
Total	$8,642,278

Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments:
			Implied Enterprise
Consumer Discretionary.	$15,658,312	Market Transaction	Value	$775 (mil)	Increase
All Other Investments[c]	39,784,539
Total	$55,442,851

aRepresents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
bRepresents a significant impact to fair value but not net assets.
cIncludes financial instruments with values derived using prior transaction prices or third party pricing information without adjustment for which such inputs are unobservable.
May also include fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs.

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FRANKLIN STRATEGIC SERIES
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

10. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio
BNDP	BNP Paribas	AUD	Australian Dollar	ADR	American Depositary Receipt
BZWS	Barclays Bank PLC	BRL	Brazilian Real	ARM	Adjustable Rate Mortgage
CITI	Citigroup, Inc.	EUR	Euro	CDO	Collateralized Debt Obligation
DBAB	Deutsche Bank AG	GBP	British Pound	CLO	Collateralized Loan Obligation
FBCO	Credit Suisse International	IDR	Indonesian Rupiah	CMT	Constant Maturity Treasury Index
GSCO	Goldman Sachs Group, Inc.	MXN	Mexican Peso	EDA	Economic Development Authority
HSBK	HSBC Bank PLC	MYR	Malaysian Ringgit	ETF	Exchange Traded Fund
JPHQ	JP Morgan Chase & Co.	SEK	Swedish Krona	FHLMC	Federal Home Loan Mortgage Corp
MSCO	Morgan Stanley	USD	United States Dollar	FRN	Floating Rate Note
RBS	Royal Bank of Scotland PLC			GDP	Gross Domestic Product
UBSW	UBS AG			GO	General Obligation
				HDC	Housing Development Corp.
				IO	Interest Only
				LIBOR	London InterBank Offered Rate
				MBS	Mortgage-Backed Security
				MFM	Multi-Family Mortgage
				PIK	Payment-In-Kind
				RDA	Redevelopment Agency/Authority
				SF	Single Family
				SFR	Single Family Revenue
				TBD	To be determined
				T-Note	Treasury Note
				VRI	Value Recovery Instrument

Index
CDX.NA.HY.29	CDX North America High Yield Index
CDX.NA.IG.29	CDX North America Investment Grade Index
ITRX.EUR.28	iTraxx Europe Index
ITRX.EUR.XOVER.28	iTraxx Europe Crossover Index
MCDX.NA.29	MCDX North America Index

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|74

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2018

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 28, 2018